UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2010

Date of reporting period:         November 30, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                   Wells Fargo Advantage Master Portfolios 81


Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
US TREASURY SECURITIES: 99.00%
US TREASURY BONDS: 62.03%
$   2,030,735   US TREASURY BOND - INFLATION PROTECTED                               1.25%         04/15/2014   $    1,647,387
    3,775,655   US TREASURY BOND - INFLATION PROTECTED                               1.38          07/15/2018        3,887,747
    4,566,754   US TREASURY BOND - INFLATION PROTECTED                               1.63          01/15/2018        4,790,096
    4,123,480   US TREASURY BOND - INFLATION PROTECTED                               1.75          01/15/2028        4,136,688
    5,124,035   US TREASURY BOND - INFLATION PROTECTED                               1.88          07/15/2015        5,494,728
    3,808,147   US TREASURY BOND - INFLATION PROTECTED                               1.88          07/15/2019        4,076,206
    5,596,842   US TREASURY BOND - INFLATION PROTECTED                               2.00          07/15/2014        6,020,540
    5,625,529   US TREASURY BOND - INFLATION PROTECTED                               2.00          01/15/2016        6,057,114
    5,304,536   US TREASURY BOND - INFLATION PROTECTED                               2.00          01/15/2026        5,551,112
    4,596,917   US TREASURY BOND - INFLATION PROTECTED                               2.13          01/15/2019        5,011,357
    5,102,886   US TREASURY BOND - INFLATION PROTECTED                               2.38          01/15/2017        5,623,937
    8,283,556   US TREASURY BOND - INFLATION PROTECTED<<                             2.38          01/15/2025        9,086,671
    4,021,267   US TREASURY BOND - INFLATION PROTECTED                               2.38          01/15/2027        4,419,939
    4,139,237   US TREASURY BOND - INFLATION PROTECTED                               2.50          01/15/2029        4,634,005
    4,324,383   US TREASURY BOND - INFLATION PROTECTED                               2.63          07/15/2017        4,863,240
    1,806,800   US TREASURY BOND - INFLATION PROTECTED                               3.38          04/15/2032        2,338,535
    5,354,393   US TREASURY BOND - INFLATION PROTECTED                               3.63          04/15/2028        6,889,599
    6,259,828   US TREASURY BOND - INFLATION PROTECTED                               3.88          04/15/2029        8,390,123
                                                                                                                    92,919,024
                                                                                                                --------------
US TREASURY NOTES: 36.97%
    4,751,184   US TREASURY NOTE - INFLATION PROTECTED                               0.63          04/15/2013        4,860,314
    6,989,765   US TREASURY NOTE - INFLATION PROTECTED                               1.63          01/15/2015        7,380,759
    5,297,249   US TREASURY NOTE - INFLATION PROTECTED                               1.88          07/15/2013        5,632,465
    5,065,973   US TREASURY NOTE - INFLATION PROTECTED                               2.00          04/15/2012        5,331,936
    6,568,656   US TREASURY NOTE - INFLATION PROTECTED                               2.00          01/15/2014        7,026,925
    5,750,397   US TREASURY NOTE - INFLATION PROTECTED                               2.38          04/15/2011        5,960,643
    4,641,153   US TREASURY NOTE - INFLATION PROTECTED                               2.50          07/15/2016        5,164,006
    7,939,535   US TREASURY NOTE - INFLATION PROTECTED                               3.00          07/15/2012        8,606,329
    1,721,008   US TREASURY NOTE - INFLATION PROTECTED                               3.38          01/15/2012        1,852,908
    3,418,542   US TREASURY NOTE - INFLATION PROTECTED                               3.50          01/15/2011        3,571,843
                                                                                                                    55,388,128
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $140,057,421)                                                                   148,307,152
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 4.18%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.59%
      222,946   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                              222,946
      222,946   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                      0.16                              222,946
      222,946   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                              222,946
      222,946   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.20                              222,946
                                                                                                                       891,784
                                                                                                                --------------

                   82 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.59%
$      43,351   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26%        12/07/2009    $       43,348
       15,482   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009            15,473
       15,482   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009            15,482
       46,447   ANTALIS US FUNDING CORPORATION++(p)                                  0.20         12/04/2009            46,446
       37,158   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009            37,158
       52,640   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009            52,639
        1,548   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009             1,548
       30,965   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009            30,962
       92,894   BANK OF AMERICA                                                      0.18         12/23/2009            92,884
      269,238   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $269,239)              0.16         12/01/2009           269,238
       46,447   BANK OF IRELAND                                                      0.35         12/01/2009            46,447
       37,158   BANK OF IRELAND                                                      0.50         12/02/2009            37,158
       14,996   BARTON CAPITAL CORPORATION++(p)                                      0.18         12/01/2009            14,996
        7,741   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009             7,741
       40,254   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009            40,254
       34,061   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009            34,062
       92,894   BRYANT BANK FUNDING++                                                0.18         12/23/2009            92,884
       77,412   CAFCO LLC++                                                          0.17         12/09/2009            77,409
        3,406   CALCASIEU PARISH LA+/-ss                                             0.40         12/01/2027             3,406
       74,315   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                0.23         11/01/2026            74,315
        9,909   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY+/-ss                                                       0.35         06/01/2028             9,909
       77,412   CHARTA LLC++(p)                                                      0.17         12/09/2009            77,409
        8,213   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038             8,213
       15,482   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030            15,482
       93,965   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $93,965)                                                    0.17         12/01/2009            93,965
       52,640   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037            52,640
       37,158   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009            37,158
       44,899   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009            44,899
       37,158   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009            37,158
       77,412   E.ON AG++                                                            0.17         12/21/2009            77,404
       77,412   ENI FINANCE USA INCORPORATED++                                       0.17         12/18/2009            77,405
       80,508   FORTIS FUNDING LLC++                                                 0.20         12/29/2009            80,496
       83,605   GDF SUEZ++                                                           0.17         12/15/2009            83,599
       61,929   GEMINI SECURITIZATION INCORPORATED++(p)                              0.18         12/10/2009            61,927
       77,350   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $77,350)              0.17         12/01/2009            77,350
       77,412   GOTHAM FUNDING CORPORATION++                                         0.18         12/15/2009            77,406
       15,482   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009            15,482
       65,026   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009            65,019
      773,049   GRYPHON FUNDING LIMITED(a)(i)                                        0.00         08/05/2010           287,497
       50,906   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                  0.20         05/15/2037            50,906
        5,109   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042             5,109
       25,081   HOUSTON TX UTILITY SYSTEM+/-ss                                       0.27         05/15/2034            25,081
        8,856   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss              0.30         07/01/2029             8,856
        6,193   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018             6,193
       15,482   ING USA FUNDING LLC                                                  0.18         12/09/2009            15,482
       61,929   ING USA FUNDING LLC                                                  0.19         12/07/2009            61,927
      237,728   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $237,729)              0.17         12/01/2009           237,728
       30,965   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009            30,965
       15,482   JUPITER SECURITIZATION CORPORATION++                                 0.18         12/03/2009            15,482
        9,289   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025             9,289
       92,894   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009            92,894

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      18,579   LLOYDS TSB BANK PLC                                                  0.18%        12/17/2009    $       18,577
       61,929   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009            61,929
       24,772   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009            24,770
       13,934   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009            13,933
       46,447   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009            46,442
       13,934   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033            13,934
       76,792   MASSACHUSETTS HEFA+/-ss                                              0.25         10/01/2034            76,792
        8,500   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036             8,500
       65,026   NATIXIS                                                              0.27         12/07/2009            65,026
        6,193   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018             6,193
       68,122   NEW YORK STATE DORMITORY AUTHORITY+/-ss                              0.22         07/01/2034            68,122
       61,929   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040            61,929
       77,412   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009            77,406
       15,157   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034            15,157
       31,321   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $31,321)                                                    0.18         12/01/2009            31,321
       10,838   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009            10,837
       51,463   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009            51,461
       15,482   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009            15,481
       55,736   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009            55,736
       43,351   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028            43,351
       61,929   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009            61,924
        3,871   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009             3,871
       61,929   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009            61,929
       77,412   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++                                                    0.18         12/18/2009            77,405
       18,579   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009            18,577
       62,852   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009            62,850
       20,437   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032            20,437
       61,929   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009            61,930
       92,894   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010            92,894
        9,289   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040             9,289
    2,379,141   VFNC CORPORATION+++/-(a)(i)                                          0.24         09/30/2010         1,189,570
        3,871   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15         12/01/2009             3,871
       51,305   VICTORY RECEIVABLES CORPORATION++                                    0.18         12/16/2009            51,302
       15,482   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009            15,482
                                                                                                                     5,372,408
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,159,281)                                                            6,264,192
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $146,216,702)*                                                   103.18%                                     154,571,344
OTHER ASSETS AND LIABILITIES, NET                                       (3.18)                                      (4,767,980)
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $  149,803,364
                                                                       ======                                   ==============

                   84 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

----------
<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

* Cost for federal income tax purposes is $146,737,559 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $8,354,642
Gross unrealized depreciation     (520,857)
                                ----------
Net unrealized appreciation     $7,833,785

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY SECURITIES: 15.13%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.73%
$      10,195   FHLMC #410425+/-                                                     3.13%        09/01/2026    $       10,409
       54,579   FHLMC #606279+/-                                                     2.65         02/01/2015            54,851
       32,474   FHLMC #846367+/-                                                     3.38         04/01/2029            33,167
    1,005,467   FHLMC #A15838                                                        5.50         12/01/2033         1,075,653
    2,018,297   FHLMC #A16678                                                        5.50         12/01/2033         2,159,184
    6,970,690   FHLMC #E01653                                                        4.50         06/01/2019         7,434,866
      622,770   FHLMC #E90248                                                        6.00         06/01/2017           675,851
      560,705   FHLMC #E90573                                                        6.00         07/01/2017           608,493
                                                                                                                    12,052,474
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 9.71%
        9,932   FNMA #342042+/-                                                      3.24         06/01/2025            10,134
          489   FNMA #344689+/-                                                      3.08         11/01/2025               490
       21,451   FNMA #344692+/-                                                      3.06         10/01/2025            21,547
       37,372   FNMA #347712+/-                                                      3.13         06/01/2026            38,410
    4,377,056   FNMA #386890                                                         3.99         04/01/2011         4,500,025
      218,929   FNMA #557072+/-                                                      2.03         06/01/2040           219,088
      686,112   FNMA #656566                                                         5.50         04/01/2018           742,402
    1,768,248   FNMA #678939                                                         5.50         02/01/2018         1,914,424
      250,911   FNMA #701350                                                         5.50         04/01/2018           271,653
    2,130,880   FNMA #725772                                                         5.00         09/01/2034         2,242,626
    1,341,934   FNMA #731996+/-                                                      2.75         09/01/2033         1,384,891
    1,297,162   FNMA #739757+/-                                                      2.83         08/01/2033         1,333,740
      988,922   FNMA #741458+/-                                                      2.10         10/01/2033         1,014,235
      451,249   FNMA #783245+/-                                                      1.83         04/01/2034           451,261
    1,295,978   FNMA #783251+/-                                                      1.83         04/01/2044         1,295,901
    4,942,103   FNMA #789463+/-                                                      2.70         06/01/2034         5,075,390
    2,705,248   FNMA #834933+/-                                                      5.02         07/01/2035         2,785,654
    5,000,000   FNMA #874331                                                         5.07         02/01/2012         5,329,817
    5,312,254   FNMA #880156                                                         5.50         02/01/2036         5,644,893
    1,070,265   FNMA #AA3274                                                         5.50         02/01/2039         1,139,624
    6,691,860   FNMA #AD0193                                                         5.28         08/01/2019         7,356,361
                                                                                                                    42,772,566
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.69%
      108,757   GNMA #345066                                                         6.50         10/15/2023           116,831
       68,238   GNMA #346960                                                         6.50         12/15/2023            73,303
       72,481   GNMA #354692                                                         6.50         11/15/2023            77,861
      133,508   GNMA #361398                                                         6.50         01/15/2024           144,333
       85,985   GNMA #366641                                                         6.50         11/15/2023            92,368
       73,396   GNMA #473918                                                         7.00         04/15/2028            81,908
      410,330   GNMA #531436                                                         7.00         06/15/2042           421,817
        8,690   GNMA #531965                                                         7.72         12/15/2041             9,419
    3,068,479   GNMA #714610                                                         5.46         05/20/2059         3,310,582
    4,083,057   GNMA #721379                                                         5.65         06/20/2059         4,418,276
    2,036,531   GNMA #721557                                                         5.63         06/20/2059         2,196,399
      506,898   GNMA #721558                                                         5.63         08/20/2059           545,980
      316,577   GNMA #780626                                                         7.00         08/15/2027           352,748
                                                                                                                    11,841,825
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $63,380,605)                                                                          66,666,865
                                                                                                                --------------

                   86 Wells Fargo Advantage Master Portfolios


                        Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ASSET BACKED SECURITIES: 7.97%
$   2,935,849   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS
                   1A5(o,o)                                                          0.16%        02/25/2032    $    2,829,911
    3,500,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES
                   2007-2 CLASS A6(o,o)                                              0.28         06/25/2037         3,237,419
    5,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS
                   A3+/-                                                             0.37         10/25/2025         4,914,756
    3,492,670   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2006-S4 CLASS A6+/-                                               5.83         07/25/2034         1,610,733
    1,398,076   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2007-S2 CLASS A6+/-                                               5.78         05/25/2037           667,049
    1,072,231   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G
                   CLASS2A+/-                                                        0.47         12/15/2035           302,753
    2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                   4.64         06/15/2035         2,344,650
      387,737   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES
                   2005-HE1 CLASS A1VN+/-                                            0.46         08/25/2035           159,619
      898,409   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7
                   CLASS A8+/-                                                       6.86         07/15/2029           894,835
      257,605   GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++(i)                         0.58         01/25/2035           224,634
    2,321,712   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
                   SERIES 2005-2 CLASS A1+/-                                         1.40         01/20/2035         2,128,734
    1,325,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2
                   CLASS A4+/-                                                       0.54         07/20/2036           822,551
    2,000,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3
                   CLASS A3+/-                                                       1.39         11/20/2036         1,326,166
    3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS
                   CTFS+/-(i)                                                        0.98         11/25/2036         1,819,060
    3,270,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                0.36         06/27/2025         2,892,924
    5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES
                   2006-2 CLASS AIO(c)                                               6.00         08/25/2011           386,100
    2,249,187   RAAC SERIES 2007-RP4 CLASS A+/-++(i)                                 0.59         11/25/2046         1,197,557
    2,842,020   SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+/-++                  0.75         12/15/2032         2,693,918
    4,000,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                     0.35         09/15/2020         3,842,646
    1,236,470   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                 3.77         03/25/2037           182,022
    1,834,520   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                   2007-HE2A CLASS A+/-++                                            0.37         07/25/2037           664,463
TOTAL ASSET BACKED SECURITIES (COST $46,855,693)                                                                    35,142,500
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.27%
    4,031,873   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS
                   2A1+/-                                                            0.45         06/25/2037         1,998,063
    4,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                   SERIES 2005-6 CLASS A4+/-                                         5.35         09/10/2047         4,056,371
    3,400,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST
                   SERIES 2005-CD1 CLASS A4+/-                                       5.23         07/15/2044         3,417,292
    1,519,914   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27
                   CLASS 3A1+/-                                                      1.99         08/25/2035           814,107
    1,435,392   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                     6.50         11/25/2034         1,292,077
    3,363,602   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                0.60         03/25/2035         2,624,823
    2,698,659   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                  0.64         09/25/2035         2,021,470
    1,998,498   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                  0.44         04/25/2046           918,655
    1,563,768   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2004-AR5 CLASS 10A1+/-                         2.97         06/25/2034         1,364,365
    2,000,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION
                   SERIES 2007-C1 CLASS AAB                                          5.34         02/15/2040         1,869,957
    3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                          5.26         05/25/2020         3,514,306
    2,340,203   FHLMC SERIES 2416 CLASS PE                                           6.00         10/15/2021         2,469,805
      581,770   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                   T-20 CLASS A6                                                     7.99         09/25/2029           580,351
    2,071,256   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                   T-58 CLASS 4A                                                     7.50         09/25/2043         2,347,639
      473,718   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                           7.00         12/25/2041           527,308
    2,244,603   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                          6.00         11/25/2043         2,372,265
    2,963,583   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                           6.00         02/25/2044         3,176,591
        6,366   FNMA SERIES 1988-5 CLASS Z                                           9.20         03/25/2018             6,767
      999,020   FNMA SERIES 2002-90 CLASS A2                                         6.50         11/25/2042         1,090,686
    1,969,239   FNMA SERIES 2003-86 CLASS PT                                         4.50         09/25/2018         2,091,948
    3,569,504   FNMA SERIES 2003-97 CLASS CA                                         5.00         10/25/2018         3,810,552
      770,899   FNMA SERIES 2003-W4 CLASS 3A                                         7.00         10/25/2042           850,398
      474,567   FNMA SERIES 2004-W1 CLASS 2A2                                        7.00         12/25/2033           528,252
    4,463,392   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                              6.25         05/25/2042         4,872,936
    2,631,511   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                            7.00         05/25/2044         2,902,886
    1,309,724   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                              7.50         06/25/2044         1,479,170
   10,636,048   GNMA SERIES 2003-38 CLASS JC+/-                                      7.00         08/16/2042        12,084,198
       55,520   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11
                   CLASS 3A2A+/-                                                     0.58         01/19/2035            32,806
    2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                CORPORATION SERIES 2006-LDP7 CLASS ASB+/-                            6.07         04/15/2045         2,762,800
       90,145   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES
                   2006-1A CLASS 3A1+/-++                                            5.68         04/25/2031            85,746

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   3,130,603   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                            6.31%        05/25/2037    $    1,394,696
    1,086,041   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                           0.56         05/25/2037           338,193
       36,849   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                        9.95         08/01/2017            40,557
    2,200,000   MERRILL LYNCH MORTGAGE TRUST+/-                                      5.76         08/12/2043         2,193,449
    2,134,381   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2
                   CLASS A1+/-++                                                     6.50         10/25/2034         2,004,984
      857,523   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         0.64         10/20/2027           734,659
      310,675   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                   SERIES 2003-P10A CLASS 1                                          4.52         02/10/2013           324,180
    1,083,809   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                   SERIES 2006-20H CLASS 1                                           5.70         08/01/2026         1,194,120
    2,858,869   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2007-RM1 CLASS A1+/-++                                            0.52         05/25/2047         1,841,684
    4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2005-C16 CLASS A4+/-                                              4.85         10/15/2041         3,925,860
    3,188,847   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST
                   SERIES 2007-SL3 CLASS A1+/-++                                     6.11         03/23/2045         3,142,290
    1,079,474   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-AR6 CLASS 2A1A+/-(i)                                  0.47         04/25/2045           736,393
    4,252,285   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-C3 CLASS A4+/-                                        2.72         07/25/2047         1,490,529
    2,414,059   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR3 CLASS A1A+/-(i)                                   1.63         02/25/2046         1,326,777
    1,773,321   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR4 CLASS DA+/-                                       1.60         06/25/2046           674,159
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $101,834,912)                                                       89,327,120
                                                                                                                --------------
CORPORATE BONDS & NOTES: 29.68%
ADVERTISING: 0.12%
      545,000   LAMAR MEDIA CORPORATION                                              6.63         08/15/2015           517,750
                                                                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.15%
      675,000   PHILLIPS-VAN HEUSEN                                                  7.75         11/15/2023           655,422
                                                                                                                --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.60%
    2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                                 5.85         03/01/2014         2,647,693
                                                                                                                --------------
BUSINESS SERVICES: 0.81%
    1,000,000   FISERV INCORPORATED                                                  6.13         11/20/2012         1,101,789
      150,000   SUNGARD DATA SYSTEMS INCORPORATED                                    4.88         01/15/2014           138,188
    2,120,000   THOMPSON CORPORATION                                                 6.20         01/05/2012         2,322,142
                                                                                                                     3,562,119
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 0.33%
    1,500,000   VALSPAR CORPORATION                                                  5.10         08/01/2015         1,477,457
                                                                                                                --------------
COMMUNICATIONS: 0.26%
    1,000,000   COX COMMUNICATIONS INCORPORATED                                      4.63         01/15/2010         1,003,870
      150,000   L-3 COMMUNICATIONS CORPORATION                                       6.38         10/15/2015           147,563
                                                                                                                     1,151,433
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 6.84%
    2,785,000   ASSOCIATED BANCORP                                                   6.75         08/15/2011         2,790,991
    2,100,000   BAC CAPITAL TRUST XIV+/-                                             5.63         12/31/2049         1,386,000
    6,839,000   BANKAMERICA CAPITAL III+/-                                           0.85         01/15/2027         4,386,405
    2,000,000   BB&T CAPITAL TRUST IV+/-                                             6.82         06/12/2077         1,740,000
    1,000,000   BNP PARIBAS CAPITAL TRUST+/-++                                       9.00         12/29/2049           980,000
    2,000,000   CHASE CAPITAL VI+/-                                                  0.91         08/01/2028         1,423,642
    1,685,000   CITIGROUP INCORPORATED                                               6.13         11/21/2017         1,692,938
    4,000,000   CITY NATIONAL BANK                                                   6.75         09/01/2011         4,154,704

                   88 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
DEPOSITORY INSTITUTIONS (continued)
$   1,978,000   COLONIAL BANK NA MONTGOMERY AL####                                   6.38%        12/01/2015    $        2,473
      750,000   CORESTATES CAPITAL TRUST II+/-++                                     0.93         01/15/2027           455,477
    1,250,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                         5.63         01/29/2049           918,750
      500,000   FIRST CITIZENS BANCORP++(i)                                          6.80         04/01/2015           452,181
    2,100,000   HSBC CAPITAL FUNDING LP+/-++                                         4.61         12/31/2049         1,757,190
    1,000,000   JPMORGAN CHASE CAPITAL XVIII                                         6.95         08/17/2036           987,921
    2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                            1.27         04/01/2027         1,145,256
      500,000   NATIONAL CITY BANK CLEVELAND OH+/-                                   0.68         06/07/2017           420,256
      450,000   NTC CAPITAL TRUST SERIES A+/-                                        0.80         01/15/2027           246,795
    1,300,000   RABOBANK NEDERLAND NV+/-++                                          11.00         06/29/2049         1,607,330
    2,875,000   TCF NATIONAL BANK+/-                                                 1.93         06/15/2014         2,116,489
    1,950,000   UBS PREFERRED FUNDING TRUST V SERIES 1+/-                            6.24         05/29/2049         1,501,500
                                                                                                                    30,166,298
                                                                                                                --------------
EDUCATIONAL SERVICES: 1.15%
    1,000,000   DARTMOUTH COLLEGE                                                    4.75         06/01/2019         1,062,010
    2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                7.25         11/02/2096         2,887,946
    1,000,000   PEPPERDINE UNIVERSITY                                                5.45         08/01/2019         1,103,380
                                                                                                                     5,053,336
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.04%
    1,000,000   CENTRAL MAINE POWER COMPANY++                                        5.70         06/01/2019         1,075,801
    1,000,000   CONNECTICUT LIGHT & POWER                                            5.38         03/01/2017         1,066,174
    1,600,000   DUKE ENERGY FIELD SERVICES LLC                                       7.88         08/16/2010         1,671,752
    2,270,993   GREAT RIVER ENERGY++                                                 5.83         07/01/2017         2,536,404
      750,000   NGPL PIPECO LLC++                                                    6.51         12/15/2012           825,792
    1,365,000   PEOPLES ENERGY CORPORATION                                           6.90         01/15/2011         1,439,752
      375,000   QUICKSILVER RESOURCES INCORPORATED                                   8.25         08/01/2015           373,125
                                                                                                                     8,988,800
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.19%
    1,330,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                  6.40         12/15/2011         1,426,933
      250,000   JABIL CIRCUIT INCORPORATED                                           8.25         03/15/2018           264,063
    2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                            4.85         11/15/2010         2,473,640
      275,000   MOOG INCORPORATED                                                    6.25         01/15/2015           259,875
      853,484   TENASKA ALABAMA II PARTNERS LP++                                     7.00         06/30/2021           804,932
                                                                                                                     5,229,443
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.08%
      325,000   VALMONT INDUSTRIES INCORPORATED                                      6.88         05/01/2014           331,906
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 0.75%
      700,000   KELLOGG COMPANY                                                      4.45         05/30/2016           743,798
    1,600,000   KRAFT FOODS INCORPORATED                                             6.25         06/01/2012         1,749,053
      750,000   MCCORMICK & COMPANY                                                  5.75         12/15/2017           817,373
                                                                                                                     3,310,224
                                                                                                                --------------
FURNITURE & FIXTURES: 0.33%
    1,450,000   STEELCASE INCORPORATED                                               6.50         08/15/2011         1,461,456
                                                                                                                --------------
HEALTH SERVICES: 1.16%
    3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                            7.50         05/01/2031         3,981,767
    1,000,000   SCHERING-PLOUGH CORPORATION                                          6.00         09/15/2017         1,136,074
                                                                                                                     5,117,841
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.54%
$     400,000   LIBERTY PROPERTY LP                                                 6.63%         10/01/2017    $      399,872
    3,008,000   MANUFACTURERS & TRADERS TRUST COMPANY+/-                            5.59          12/28/2020         2,510,411
    1,750,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                             7.25          07/15/2010         1,795,278
      250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                          6.30          02/15/2011           259,438
    2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++##                          6.37          02/15/2015         1,803,380
                                                                                                                     6,768,379
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.61%
    1,100,000   ACTUANT CORPORATION                                                 6.88          06/15/2017         1,051,875
    1,425,000   BLACK & DECKER                                                      5.75          11/15/2016         1,485,810
      150,000   SCIENTIFIC GAMES CORPORATION                                        6.25          12/15/2012           145,875
                                                                                                                     2,683,560
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.37%
    1,520,000   AEGON NV                                                            4.75          06/01/2013         1,564,746
    1,800,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                 6.50          06/14/2011         1,920,290
      475,000   METROPOLITAN LIFE GLOBAL FUNDING I++                                5.13          06/10/2014           510,043
    2,670,000   NLV FINANCIAL CORPORATION++                                         7.50          08/15/2033         2,029,518
                                                                                                                     6,024,597
                                                                                                                --------------
INSURANCE CARRIERS: 4.56%
    2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                               8.25          11/15/2011         2,942,955
    1,385,000   LIBERTY MUTUAL++                                                    4.88          02/01/2010         1,380,209
      750,000   LINCOLN NATIONAL CORPORATION                                        6.20          12/15/2011           786,914
    1,700,000   METLIFE GLOBAL FUNDING++                                            5.13          11/09/2011         1,790,124
    4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                  8.25          09/15/2025         4,670,551
    2,730,000   MONUMENTAL GLOBAL FUNDING II++                                      4.63          03/15/2010         2,735,460
    1,900,000   NEW YORK LIFE GLOBAL FUNDING++                                      5.38          09/15/2013         2,097,121
    2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                   6.25          02/15/2012         2,277,138
    1,415,000   WR BERKLEY CORPORATION                                              5.13          09/30/2010         1,427,959
                                                                                                                    20,108,431
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.09%
      389,000   BIO-RAD LABORATORIES INCORPORATED                                   6.13          12/15/2014           378,303
                                                                                                                --------------
MOTION PICTURES: 0.85%
    1,000,000   TIME WARNER INCORPORATED                                            6.75          04/15/2011         1,067,246
    1,500,000   TIME WARNER INCORPORATED                                            6.20          07/01/2013         1,664,013
      985,000   VIACOM INCORPORATED                                                 7.70          07/30/2010         1,018,557
                                                                                                                     3,749,816
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.36%
      375,000   BUNGE LIMITED FINANCE CORPORATION                                   8.50          06/15/2019           437,072
    1,450,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             0.66          05/05/2026         1,155,237
                                                                                                                     1,592,309
                                                                                                                --------------
OIL & GAS EXTRACTION: 0.60%
      750,000   CHESAPEAKE ENERGY CORPORATION                                       7.50          06/15/2014           753,750
      650,000   EQT CORPORATION                                                     8.13          06/01/2019           759,095
      400,000   MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                        6.88          11/01/2014           376,000
      410,000   PARKER DRILLING COMPANY                                             9.63          10/01/2013           418,200
      340,000   RANGE RESOURCES CORPORATION                                         7.38          07/15/2013           345,100
                                                                                                                     2,652,145
                                                                                                                --------------

                   90 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
PERSONAL SERVICES: 0.13%
$     200,000   SERVICE CORPORATION INTERNATIONAL                                   7.88%         02/01/2013    $      194,000
      400,000   SERVICE CORPORATION INTERNATIONAL                                   7.38          10/01/2014           399,000
                                                                                                                       593,000
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.27%
    1,000,000   CONOCOPHILLIPS                                                      4.60          01/15/2015         1,085,322
      100,000   TESORO CORPORATION                                                  6.63          11/01/2015            91,750
                                                                                                                     1,177,072
                                                                                                                --------------
PRIMARY METAL INDUSTRIES: 0.13%
      175,000   CENTURY ALUMINUM COMPANY                                            7.50          08/15/2014           161,000
      100,000   INTERNATIONAL STEEL GROUP                                           6.50          04/15/2014           107,392
      295,000   STEEL DYNAMICS                                                      7.38          11/01/2012           294,263
                                                                                                                       562,655
                                                                                                                --------------
RAILROAD TRANSPORTATION: 0.32%
    1,150,000   BURLINGTON NORTHERN SANTA FE CORPORATION                            8.13          04/15/2020         1,426,253
                                                                                                                --------------
REAL ESTATE: 0.33%
    1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                               5.08          08/01/2013         1,458,259
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.95%
      800,000   PROLOGIS TRUST                                                      5.25          11/15/2010           804,981
      500,000   REALTY INCOME CORPORATION                                           5.50          11/15/2015           495,914
    1,275,000   REALTY INCOME CORPORATION                                           6.75          08/15/2019         1,305,794
    1,500,000   SIMON PROPERTY GROUP LP                                             5.75          05/01/2012         1,600,436
                                                                                                                     4,207,125
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.81%
    1,250,000   CHARLES SCHWAB CORPORATION                                          6.38          09/01/2017         1,404,535
    1,500,000   GOLDMAN SACHS CAPITAL II+/-                                         5.79          12/29/2049         1,102,500
      500,000   MERRILL LYNCH & COMPANY                                             6.05          08/15/2012           538,125
      500,000   MERRILL LYNCH & COMPANY                                             6.05          05/16/2016           505,768
                                                                                                                     3,550,928
                                                                                                                --------------
TRANSPORTATION BY AIR: 0.61%
    2,506,104   FEDEX CORPORATION SERIES 97-B                                       7.52          01/15/2018         2,705,984
                                                                                                                --------------
TRANSPORTATION EQUIPMENT: 0.19%
      860,000   NAVISTAR INTERNATIONAL CORPORATION(i)                               7.50          06/15/2011           848,175
                                                                                                                --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.07%
      300,000   STEWART ENTERPRISES                                                 6.25          02/15/2013           291,750
                                                                                                                --------------
WHOLESALE TRADE-DURABLE GOODS: 0.08%
      350,000   ACE HARDWARE CORPORATION++                                          9.13          06/01/2016           374,500
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $136,929,595)                                                                  130,824,419
                                                                                                                --------------
FOREIGN CORPORATE BONDS: 1.62%
    2,000,000   BARCLAYS BANK PLC+/-++                                              5.93          09/29/2049         1,520,000
    1,500,000   BP CAPITAL MARKETS PLC                                              3.63          05/08/2014         1,571,336
      200,000   ISPAT INLAND INCORPORATED                                           9.75          04/01/2014           210,401
    1,100,000   PEARSON PLC (UK) PRIVATE PLACEMENT++                                7.00          06/15/2011         1,174,564
    2,500,000   SABMILLER PLC++                                                     6.20          07/01/2011         2,668,173
TOTAL FOREIGN CORPORATE BONDS (COST $7,333,175)                                                                      7,144,474
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FOREIGN GOVERNMENT BONDS: 0.75%
  $ 1,625,000   PROVINCE OF ONTARIO CANADA                                           4.10%        06/16/2014    $    1,737,559
    1,500,000   RABOBANK NEDERLAND++                                                 4.20         05/13/2014         1,589,357
TOTAL FOREIGN GOVERNMENT BONDS (COST $3,121,534)                                                                     3,326,916
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 12.67%
      825,000   CALIFORNIA STATE BUILD AMERICA BONDS (TAXABLE -
                   VARIOUS PURPOSE)                                                  7.55         04/01/2039           853,768
    1,500,000   CHEROKEE COUNTY GA (PROPERTY TAX REVENUE)                            5.87         08/01/2028         1,547,535
    1,000,000   CITY OF CHICAGO IL TAXABLE SERIES C (PROPERTY TAX
                   REVENUE, AGM INSURED)                                             4.88         01/01/2015         1,068,910
    1,000,000   CITY OF CHICAGO IL TAXABLE SERIES D (PROPERTY TAX
                   REVENUE, NATL-RE INSURED)                                         5.44         01/01/2024         1,026,870
    1,600,000   CITY OF EL PASO TX (PROPERTY TAX REVENUE)                            3.61         08/15/2014         1,653,632
    1,500,000   COMMONWEALTH OF MASSACHUSETTS SERIES D (TAX REVENUE)                 3.25         07/01/2014         1,555,425
    1,000,000   DALLAS COUNTY HOSPITAL DISTRICT SERIES C (PROPERTY
                   TAX REVENUE)                                                      4.45         08/15/2019         1,023,350
    2,500,000   DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)                  5.85         04/01/2037         2,661,950
    4,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES
                   (LEASING REVENUE, FSA INSURED)                                    7.40         12/01/2025         4,438,360
    1,885,000   INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE
                   FUND 8-A, (OTHER REVENUE, FGIC INSURED)                           4.73         01/15/2014         2,072,275
    1,020,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT
                   AUTHORITY SERIES A-2 (HOUSING REVENUE)                            5.51         01/01/2039         1,004,690
    4,290,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT
                   AUTHORITY SFMR SERIES D-2 (HOUSING REVENUE, GNMA/FNMA
                   INSURED)                                                          5.41         07/01/2038         4,246,800
      440,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES
                   D (HOUSING REVENUE)                                               5.21         01/01/2014           478,359
      800,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES
                   D (HOUSING REVENUE)                                               5.75         07/01/2037           794,728
      680,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES
                   J (HOUSING REVENUE)                                               5.92         07/01/2034           680,068
    2,210,000   LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS
                   (COLLEGE & UNIVERSITY REVENUE)                                    4.80         07/01/2013         2,314,865
      800,000   MARICOPA COUNTY ELEMENTARY SCHOOL DISTRICT
                   #28-KYRENE ELEMENTARY AZ (PROPERTY TAX REVENUE)                   5.38         07/01/2019           888,192
    1,595,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL
                   HOUSING FINANCE SERIES H (HOUSING REVENUE)                        5.85         07/01/2036         1,624,651
    3,800,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL
                   HOUSING FINANCE SERIES J (HOUSING REVENUE)                        6.13         07/01/2038         3,796,656
    1,500,000   OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL
                   DISTRICT EXCISE TAX REVENUE SERIES A (SALES TAX REVENUE)          8.25         03/01/2035         1,283,565
    3,440,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL
                   MORTGAGE REVENUE SERIES K (HOUSING REVENUE)                       5.97         03/01/2029         3,432,363
    1,915,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL
                   MORTGAGE REVENUE SERIES O (HOUSING REVENUE, GNMA/FNMA
                   INSURED)                                                          5.47         09/01/2025         1,902,897
    2,095,000   PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C
                   (HOUSING REVENUE GO OF AGENCY)                                    5.84         04/01/2037         2,095,545
    1,780,000   STATE OF NEW HAMPSHIRE HFA SFMR SERIES D (HOUSING
                   REVENUE)                                                          5.53         07/01/2037         1,763,535
    3,914,647   STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY
                   INCORPORATED SERIES 2005-4 CLASS A5 (STUDENT LOAN REVENUE,
                   GUARANTEED STUDENT LOANS)+/-(i)                                   4.91         12/01/2040         3,915,821
    1,300,000   UNIVERSITY OF MICHIGAN (COLLEGE & UNIVERSITY
                   REVENUE)                                                          5.59         04/01/2021         1,390,766
      910,000   VIRGINIA PUBLIC BUILDING AUTHORITY SERIES C (OTHER
                   REVENUE)                                                          4.95         08/01/2018           984,538
      635,000   VIRGINIA PUBLIC BUILDING AUTHORITY SERIES C (OTHER
                   REVENUE)                                                          5.30         08/01/2021           689,166
    1,250,000   VIRGINIA RESOURCES AUTHORITY SERIES A (OTHER
                   REVENUE)                                                          4.71         11/01/2017         1,362,825
    1,495,000   WEST BEND JOINT SCHOOL DISTRICT #1 (PROPERTY TAX
                   REVENUE)                                                          4.85         04/01/2017         1,577,345
    1,680,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
                   HOME OWNERSHIP REVENUE SERIES F (HOUSING REVENUE, GO OF
                   AUTHORITY)                                                        5.73         09/01/2037         1,707,485
TOTAL MUNICIPAL BONDS & NOTES (COST $54,438,437)                                                                    55,836,935
                                                                                                                --------------
TERM LOANS: 0.85%
      427,724   ARAMARK CORPORATION TERM LOAN B                                      2.12         01/26/2014           385,242
      555,000   BSC INTERNATIONAL HOLDING TERM LOAN                                  2.25         04/21/2011           516,150
    1,470,000   FLEXTRONICS INTERNATIONAL TERM LOAN                                  2.55         10/01/2012         1,379,595
      371,795   GEORGIA-PACIFIC CORPORATION 1ST LIEN TERM LOAN B                     2.04         12/20/2012           352,548

                   92 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
TERM LOANS (CONTINUED)
    1,097,654   OSHKOSH TRUCK CORPORATION TERM LOAN B                                6.31%        12/06/2013    $    1,092,473
TOTAL TERM LOANS (COST $3,915,114)                                                                                   3,726,008
                                                                                                                --------------
US TREASURY SECURITIES: 5.40%
US TREASURY BONDS: 5.40%
$   6,300,000   US TREASURY BOND<<                                                   5.50         08/15/2028         7,508,813
    5,959,898   US TREASURY BOND - INFLATION PROTECTED                               2.50         01/15/2029         6,672,291
    7,421,870   US TREASURY BOND - INFLATION PROTECTED                               3.38         04/15/2032         9,606,104
                                                                                                                    23,787,208
                                                                                                                --------------
   TOTAL US TREASURY SECURITIES (COST $21,576,965)                                                                  23,787,208
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 0.87%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.13%
      145,622   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                              145,622
      145,622   BLACKROCK LIQUIDITY FUNDS TEMPFUND
                   PORTFOLIO(s)                                                      0.16                              145,622
      145,622   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                              145,622
      145,622   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.21                              145,622
                                                                                                                       582,488
                                                                                                                --------------

  PRINCIPAL
-------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.74%
$      28,315   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26         12/07/2009            28,314
       10,113   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009            10,107
       10,113   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009            10,113
       30,338   ANTALIS US FUNDING CORPORATION++(p)                                  0.20         12/04/2009            30,337
       24,270   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009            24,270
       34,383   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009            34,382
        1,011   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009             1,011
       20,225   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009            20,223
       60,676   BANK OF AMERICA                                                      0.18         12/23/2009            60,669
      175,859   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $175,860)                                                   0.16         12/01/2009           175,859
       30,338   BANK OF IRELAND                                                      0.35         12/01/2009            30,338
       24,270   BANK OF IRELAND                                                      0.50         12/02/2009            24,270
        9,795   BARTON CAPITAL CORPORATION++(p)                                      0.18         12/01/2009             9,795
        5,056   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009             5,056
       26,293   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009            26,293
       22,248   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009            22,248
       60,676   BRYANT BANK FUNDING++                                                0.18         12/23/2009            60,669
       50,563   CAFCO LLC++                                                          0.17         12/09/2009            50,561
        2,225   CALCASIEU PARISH LA+/-ss                                             0.40         12/01/2027             2,225
       48,541   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                0.23         11/01/2026            48,541
        6,472   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                                    0.35         06/01/2028             6,472
       50,563   CHARTA LLC++(p)                                                      0.17         12/09/2009            50,561
        5,365   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038             5,365
       10,113   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030            10,113
       61,376   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $61,376)                                          0.17         12/01/2009            61,376
       34,383   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037            34,383
       24,270   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009            24,270
       24,270   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009            24,270
       29,327   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009            29,327
       50,563   E.ON AG++                                                            0.17         12/21/2009            50,558

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      50,563   ENI FINANCE USA INCORPORATED++                                       0.17%        12/18/2009    $       50,559
       52,586   FORTIS FUNDING LLC++                                                 0.20         12/29/2009            52,578
       54,608   GDF SUEZ++                                                           0.17         12/15/2009            54,605
       40,451   GEMINI SECURITIZATION INCORPORATED++(p)                              0.18         12/10/2009            40,449
       50,523   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $50,523)                                                    0.17         12/01/2009            50,523
       50,563   GOTHAM FUNDING CORPORATION++                                         0.18         12/15/2009            50,560
       10,113   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009            10,113
       42,473   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009            42,468
      376,380   GRYPHON FUNDING LIMITED(a)(i)                                        0.00         08/05/2010           139,976
       33,250   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                  0.20         05/15/2037            33,250
        3,337   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042             3,337
       16,382   HOUSTON TX UTILITY SYSTEM+/-ss                                       0.27         05/15/2034            16,382
        5,784   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                                     0.30         07/01/2029             5,784
        4,045   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018             4,045
       40,451   ING USA FUNDING LLC                                                  0.19         12/07/2009            40,449
       10,113   ING USA FUNDING LLC                                                  0.18         12/09/2009            10,112
      155,278   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $155,279)           0.17         12/01/2009           155,278
       20,225   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009            20,225
       10,113   JUPITER SECURITIZATION CORPORATION++                                 0.18         12/03/2009            10,113
        6,068   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025             6,068
       60,676   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009            60,676
       12,135   LLOYDS TSB BANK PLC                                                  0.18         12/17/2009            12,134
       40,451   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009            40,451
       16,180   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009            16,179
        9,101   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009             9,101
       30,338   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009            30,335
        9,101   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033             9,101
       50,159   MASSACHUSETTS HEFA+/-ss                                              0.25         10/01/2034            50,159
        5,552   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036             5,552
       42,473   NATIXIS                                                              0.27         12/07/2009            42,473
        4,045   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018             4,045
       44,496   NEW YORK STATE DORMITORY AUTHORITY                                   0.22         07/01/2034            44,496
       40,451   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040            40,451
       50,563   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009            50,560
        9,900   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034             9,900
       20,458   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,458)                  0.18         12/01/2009            20,458
        7,079   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009             7,079
       33,614   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009            33,613
       10,113   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009            10,111
       36,405   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009            36,405
       28,315   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028            28,315
       40,451   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009            40,447
        2,528   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009             2,528
       40,451   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009            40,450
       50,563   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++                                                    0.18         12/18/2009            50,559
       12,135   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009            12,134
       41,053   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009            41,052
       13,349   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032            13,349
       40,451   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009            40,451
       60,676   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010            60,676
        6,068   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040             6,068
    1,158,349   VFNC CORPORATION+/-(a)++(i)                                          0.24         09/30/2010           579,174

                   94 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       2,528   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15%        12/01/2009    $        2,528
       10,113   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009            10,112
       33,511   VICTORY RECEIVABLES CORPORATION++                                    0.18         12/16/2009            33,509
                                                                                                                     3,263,481
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,794,890)                                                            3,845,969
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 4.42%
   19,480,123   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                      0.13                           19,480,123
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $19,480,123)                                                                     19,480,123
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $462,661,043)*                                                   99.63%                                      439,108,537
OTHER ASSETS AND LIABILITIES, NET                                       0.37                                         1,621,146
                                                                      ------                                    --------------
TOTAL NET ASSETS                                                      100.00%                                   $  440,729,683
                                                                      ======                                    --------------

----------
+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(0)(0) Stepped coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

SS These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(i)  Illiquid security.

#### This security is currently in default with regard to scheduled interest and/or principal payments.

(p)  Asset-backed commercial paper.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $19,480,123.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $463,161,924 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 15,646,724
Gross unrealized depreciation    (39,700,111)
                                ------------
Net unrealized depreciation     $(24,053,387)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY SECURITIES: 24.69%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.85%
$   4,432,509   FHLMC #1B4052+/-                                                     4.67%         04/01/2038   $    4,643,051
    3,183,891   FHLMC #1G0052+/-                                                     4.77          02/01/2035        3,286,313
       93,343   FHLMC #786614+/-                                                     3.76          08/01/2025           96,330
       74,167   FHLMC #845151+/-                                                     3.01          06/01/2022           76,001
       10,825   FHLMC #846367+/-                                                     3.67          04/01/2029           11,056
    2,158,342   FHLMC #E02227                                                        6.00          11/01/2021        2,326,648
      687,092   FHLMC #E90573                                                        6.00          07/01/2017          745,652
      769,967   FHLMC #G90030                                                        7.50          07/17/2017          818,712
                                                                                                                    12,003,763
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 20.72%
      100,363   FNMA #155506+/-                                                      3.05          04/01/2022          101,766
      245,585   FNMA #190815+/-                                                      3.36          07/01/2017          242,675
      123,756   FNMA #253482                                                         8.50          10/01/2030          142,951
    1,654,892   FNMA #289517+/-                                                      2.66          04/01/2034        1,685,364
    3,897,480   FNMA #295541+/-                                                      4.17          10/01/2032        4,029,655
       28,215   FNMA #331866+/-                                                      3.80          12/01/2025           28,532
    2,037,301   FNMA #420263+/-                                                      2.72          10/01/2024        2,016,472
    1,838,955   FNMA #420264+/-                                                      2.76          07/01/2034        1,820,496
    3,288,388   FNMA #462209+/-                                                      5.65          04/01/2036        3,448,012
       15,160   FNMA #46698+/-                                                       3.82          12/01/2015           15,220
      735,636   FNMA #545927                                                         6.50          12/01/2015          795,958
    1,313,729   FNMA #631367                                                         5.50          02/01/2017        1,422,331
    1,653,032   FNMA #686043+/-                                                      2.78          07/01/2033        1,705,903
      948,902   FNMA #693015+/-                                                      3.06          06/01/2033          995,177
    4,086,579   FNMA #725802+/-                                                      4.43          08/01/2034        4,192,211
      601,349   FNMA #732003+/-                                                      2.12          09/01/2033          605,810
    1,556,500   FNMA #734329+/-                                                      3.01          06/01/2033        1,600,730
    1,193,967   FNMA #735572                                                         5.00          04/01/2014        1,239,584
    2,017,411   FNMA #735977+/-                                                      4.72          08/01/2035        2,100,426
    2,147,027   FNMA #739757+/-                                                      2.83          08/01/2033        2,207,570
    1,514,136   FNMA #741447+/-                                                      2.16          10/01/2033        1,551,382
    1,932,039   FNMA #741454+/-                                                      2.11          10/01/2033        1,981,888
    2,776,618   FNMA #745649+/-                                                      4.55          11/01/2035        2,892,404
    1,265,265   FNMA #750805+/-                                                      3.55          12/01/2033        1,309,361
    2,030,497   FNMA #764265+/-                                                      4.24          05/01/2034        2,113,970
      853,381   FNMA #783249+/-                                                      1.83          04/01/2044          853,144
    3,259,811   FNMA #783251+/-                                                      1.83          04/01/2044        3,259,617
    6,177,632   FNMA #789463+/-                                                      2.70          06/01/2034        6,344,241
    1,317,367   FNMA #806504+/-                                                      1.83          10/01/2034        1,317,060
    1,381,303   FNMA #806505+/-                                                      1.83          10/01/2044        1,380,917
    2,463,725   FNMA #826179+/-                                                      4.70          07/01/2035        2,570,385
    2,705,248   FNMA #834933+/-                                                      5.02          07/01/2035        2,785,654
    1,873,014   FNMA #849014+/-                                                      5.51          01/01/2036        1,962,125
    1,250,000   FNMA #874245                                                         5.48          01/01/2011        1,278,258
    2,528,361   FNMA #936591+/-                                                      5.66          04/01/2037        2,677,013
                                                                                                                    64,674,262
                                                                                                                --------------
SMALL BUSINESS ADMINISTRATION: 0.12%
       58,681   SBA #501224+/-                                                       2.00          06/25/2015           58,768
       11,527   SBA #502966+/-                                                       4.48          05/25/2015           11,682
       81,215   SBA #503405+/-                                                       3.63          05/25/2016           82,867

                   96 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
SMALL BUSINESS ADMINISTRATION (CONTINUED)
$     228,364     SBA #503611+/-                                                     3.13%        12/25/2021    $      232,951
                                                                                                                       386,268
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $74,906,442)                                                                          77,064,293
                                                                                                                --------------
ASSET BACKED SECURITIES: 20.54%
      108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY
                   SERIES 2001-HE2 CLASS A1+/-                                       0.76         06/15/2031            67,897
    2,291,025   BANK OF AMERICA SECURITIES AUTO TRUST SERIES
                   2006-G1 CLASS A4                                                  5.17         12/20/2010         2,296,316
    1,462,471   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A
                   CLASS A3B+/-                                                      0.71         06/25/2012         1,462,282
      441,790   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2008-A
                   CLASS A2B+/-                                                      1.39         12/27/2010           442,045
    3,000,000   CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                      0.28         10/15/2012         2,992,059
    1,700,000   CITIFINANCIAL AUTO ISSUANCE TRUST++                                  1.83         11/15/2012         1,705,949
    2,850,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS
                   A3+/-                                                             0.37         10/25/2025         2,801,411
      895,832   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2003-BC1 CLASS A1+/-                                              1.04         03/25/2033           664,849
      208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2003-SD2 CLASS A1+++/-                                            0.74         09/25/2032           150,267
      531,375   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2004-SD2 CLASS A1+++/-(i)                                         0.61         11/25/2033           397,615
      647,492   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                   2006-SD2 CLASS 1A1+++/-                                           0.59         11/25/2036           402,367
      190,680   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G
                   CLASS A+/-(i)                                                     0.61         12/15/2028           140,781
    1,400,765   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M
                   CLASS A1+/-                                                       0.48         02/15/2036           539,827
    1,691,060   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1
                   CLASS A+/-                                                        0.49         09/20/2023           864,956
      155,959   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-(i)                0.45         01/25/2024            84,785
      694,364   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                   0.53         10/25/2034           286,453
    1,249,259   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                   0.40         10/25/2034           538,418
    3,262,751   FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-                   0.37         09/25/2029         1,466,887
    2,260,260   GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A
                   CLASS A4L+++/-                                                    0.41         09/25/2020         2,233,136
    2,837,846   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A
                   CLASS A3+++/-                                                     0.50         08/26/2019         2,492,480
      231,911   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1
                   CLASS A+/-(i)                                                     0.70         07/25/2029           131,494
      126,693   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3
                   CLASS A+/-(i)                                                     0.70         03/15/2035            69,360
    1,983,048   GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                             0.59         01/25/2045         1,343,438
      502,385   GSAMP TRUST SERIES 2006-SD2 CLASS A1+++/-                            0.35         05/25/2036           458,911
    2,000,000   HARLEY-DAVIDSON MOTORCYCLE TRUSTT SERIES 2009-3
                   CLASS A2                                                          0.94         04/16/2012         2,000,295
    1,741,284   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
                   SERIES 2005-2 CLASS A1+/-                                         0.52         01/20/2035         1,596,551
    2,578,787   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1
                   CLASS A1+/-                                                       0.40         01/20/2036         2,248,779
    2,500,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS
                   A4                                                                5.21         03/17/2014         2,649,832
    2,000,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                0.36         06/27/2025         1,769,372
       65,725   LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES
                   2004-2 CLASS A+/-(i)                                              0.68         06/25/2034            38,902
    1,178,242   MELLON RESIDENTIAL FUNDING CORPORATION SERIES
                   1999-TBC3 CLASS A2+/-                                             0.73         10/20/2029         1,112,309
      708,401   MELLON RESIDENTIAL FUNDING CORPORATION SERIES
                   2001-TBC1 CLASS A1+/-                                             0.59         11/15/2031           656,390
      656,493   MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1
                   CLASS A3+/-                                                       0.29         03/15/2011           656,155
      276,852   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION
                   HELOC TRUST
                SERIES 2003-2 CLASS A+/-(i)                                          0.50         04/25/2016           173,933
    4,595,866   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES
                   2007-FF2 CLASS A+++/-                                             0.92         02/25/2042         4,315,059
    3,750,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES
                   2006-2 CLASS AIO(C)                                               6.00         08/25/2011           289,575
    1,510,988   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3
                   CLASS A+/-                                                        0.74         12/25/2033           974,898
    1,814,426   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES
                   2002-KS8 CLASS A6(0)(0)                                           1.25         12/25/2032         1,358,253
    2,931,584   RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+++/-                      0.95         05/25/2047         2,648,100
      502,733   SASC SERIES 2006-GEL3 CLASS A1+++/-                                  0.36         07/25/2036           430,177
    1,568,784   SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+++/-(i)                     0.43         11/25/2035           756,640
    1,243,182   SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                      0.35         04/16/2018         1,223,070
    2,500,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                     0.35         09/15/2020         2,401,654
       55,305   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B
                   CLASS A3                                                          5.41         08/12/2011            55,536
    3,000,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1
                   CLASS A+/-                                                        0.28         06/15/2010         2,977,932
    3,000,000   US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS
                   A2+++/-                                                           0.71         09/01/2019         2,998,836

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
$     405,760   USXL FUNDING LLC SERIES 2006-1A CLASS A++(i)                         5.38%         04/15/2014   $      405,875
       64,565   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                   2002-HE2 CLASS A+/-(i)                                            0.67          12/25/2032           41,619
      516,199   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                   2003-HE2 CLASS AII1+/-                                            0.50          06/25/2033          314,513
      647,114   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                   2004-HE1 CLASS A+/-                                               0.46          06/25/2034          326,380
    2,500,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2
                   CLASS A2+++/-                                                     0.27          05/15/2014        2,492,542
    3,000,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B
                   CLASS A4                                                          5.39          05/15/2013        3,169,267
TOTAL ASSET BACKED SECURITIES (COST $75,144,019)                                                                    64,116,427
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.66%
    2,037,503   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS
                   2A1+/-                                                            0.45          06/25/2037        1,009,719
    2,378,024   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                   SERIES 2005-1 CLASS A3                                            4.88          11/10/2042        2,378,676
       50,721   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G
                   CLASS 2A1+/-                                                      4.42          07/20/2032           46,796
      194,416   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A
                   CLASS 2A2+/-                                                      5.42          02/25/2033          165,026
    1,755,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
                   2005-PWR9 CLASS A2                                                4.74          09/11/2042        1,755,700
      984,739   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14
                   CLASS 2A1+/-(i)                                                   0.45          05/25/2035          459,693
    1,437,543   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24
                   CLASS 2A1B+/-(i)                                                  1.94          07/20/2035          809,341
      792,999   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27
                   CLASS 3A1+/-                                                      1.99          08/25/2035          424,751
       12,855   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3
                   CLASS 1A1+/-                                                      0.38          04/25/2047            5,960
    1,513,413   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                   0.60          02/25/2035          705,595
    1,450,025   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                   0.57          02/25/2035          742,756
    2,284,834   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-                 0.64          11/25/2034        1,706,654
    1,970,165   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2001-CP4 CLASS A4                              6.18          12/15/2035        2,039,454
      242,518   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2002-AR17 CLASS 2A1+/-                         4.21          12/19/2039          227,831
       72,275   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2003-AR2 CLASS 2A1+/-                          4.59          02/25/2033           68,397
      862,030   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS
                   3A3+/-                                                            1.00          09/25/2033          683,608
      110,244   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31
                   CLASS A7+/-                                                       0.49          05/25/2031           93,888
      286,303   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35
                   CLASS A+/-                                                        0.52          09/25/2031          261,238
    1,562,171   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54
                   CLASS 3A                                                          7.00          02/25/2043        1,734,010
    1,806,475   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54
                   CLASS 4A+/-                                                       4.87          02/25/2043        1,783,628
    2,702,792   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55
                   CLASS 1A2                                                         7.00          03/25/2043        3,000,100
    2,173,267   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57
                   CLASS 1A2                                                         7.00          07/25/2043        2,412,327
    2,589,070   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58
                   CLASS 4A                                                          7.50          09/25/2043        2,934,549
    1,691,000   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63
                   CLASS 1A1+/-                                                      2.10          02/25/2045        1,592,600
      174,145   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1
                   CLASS 4A1+/-                                                      6.58          11/19/2032          156,762
      528,271   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                          7.50          05/25/2042          596,616
      271,390   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                        0.46          09/26/2033          205,279
      649,769   FNMA SERIES 2002-90 CLASS A2                                         6.50          11/25/2042          709,389
    1,370,488   FNMA SERIES 2003-W4 CLASS 3A                                         7.00          10/25/2042        1,511,819
    1,407,637   FNMA SERIES 2004-W2 CLASS 2A2                                        7.00          02/25/2044        1,552,800
    2,787,840   FNMA SERIES 2007-88 CLASS HC+/-                                      5.23          09/25/2037        2,930,593
       36,903   FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                          0.48          08/25/2031           25,455
      629,468   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                             7.50          08/25/2042          701,464
       81,722   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                         0.60          02/25/2033           65,453
    1,211,593   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
                   2005-C2 CLASS A2                                                  4.71          05/10/2043        1,220,945
    3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
                   2005-C3 CLASS A4+/-                                               5.05          07/10/2045        3,012,236
      933,352   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2005-C1 CLASS A2                                           4.47          05/10/2043          935,338
      280,917   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3
                   CLASS A2+/-(i)                                                    0.80          03/25/2027          200,432
    2,054,418   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1
                   CLASS A1A+/-                                                      0.53          02/25/2036          919,336
    1,181,439   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                   SERIES 2003-C2 CLASS A2                                           4.02          01/05/2036        1,190,299
    5,514,201   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-               0.64          06/25/2034        4,358,309

                   98 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   3,594,789   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS
                   1AF+++/-                                                          0.59%         03/25/2035   $    2,901,175
    3,407,713   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS
                   1AF+++/-                                                          0.59          09/25/2035        2,187,408
    1,227,369   GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+++/-                0.54          03/25/2035          872,548
    1,387,993   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS
                   3A2A+/-(i)                                                        0.58          01/19/2035          820,158
      507,957   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                        0.46          01/25/2011          218,668
    2,041,701   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                            6.31          05/25/2037          909,586
      268,573   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                           0.56          05/25/2037           83,634
      489,961   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES
                   2003-A2 CLASS 2A2+/-                                              2.12          02/25/2033          375,494
      879,593   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A
                   CLASS 2A2+/-                                                      1.21          03/25/2028          699,037
      917,753   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B
                   CLASS A1+/-                                                       0.58          04/25/2028          726,748
      686,747   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A
                   CLASS A1+/-                                                       0.47          04/25/2029          550,965
    1,169,286   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2003-HYB1 CLASS A3+/-                                             2.71          03/25/2033        1,021,084
      845,844   MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC
                   TRUST SERIES 2003-1 CLASS A+/-(i)                                 0.78          11/25/2015          532,564
      356,832   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-             1.08          02/25/2033          245,856
      187,167   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                   SERIES 2002-HS3 CLASS 2A+/-                                       0.58          08/25/2032           85,574
      235,082   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                   SERIES 2003-HS1 CLASS AII+/-                                      0.53          12/25/2032          133,971
      516,175   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-HS3 CLASS A+/-                                        0.50          09/25/2029          150,823
    1,429,205   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         0.64          10/20/2027        1,224,432
      427,046   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                     0.90          06/20/2033          344,205
    1,217,263   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                     0.56          01/20/2034          919,158
      554,838   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                           0.59          10/19/2026          415,146
    2,722,494   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                   CERTIFICATES SERIES 1999-20B CLASS 1                              5.95          02/01/2019        2,938,355
       31,982   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                   CERTIFICATES SERIES 2000-10C CLASS 1                              7.88          05/01/2010           32,640
      543,732   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2003-9A CLASS 2A1+/-                                              3.35          03/25/2033          499,124
      997,647   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2004-NP2 CLASS A+++/-                                             0.59          06/25/2034          541,184
      745,176   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2005-GEL4 CLASS A+/-                                              0.59          08/25/2035          642,026
    3,158,775   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2006-RF3 CLASS 1A1++                                              6.00          10/25/2036        2,499,466
      763,415   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2006-RM1 CLASS A1+++/-                                            0.49          08/25/2046          580,577
    2,042,050   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                   2007-RM1 CLASS A1+++/-                                            0.52          05/25/2047        1,315,488
    2,500,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2005-C20 CLASS A4+/-                                              5.29          07/15/2042        2,520,500
      549,711   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2003-AR1 CLASS A6+/-                                       3.77          03/25/2033          477,763
    1,918,381   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-AR1 CLASS A1A+/-(i)                                   0.68          01/25/2045        1,303,076
      755,632   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-AR6 CLASS 2A1A+/-(i)                                  0.47          04/25/2045          515,475
    2,131,111   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2005-C3 CLASS A4+/-                                        2.72          07/25/2047          747,006
    1,618,591   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR3 CLASS A1A+/-(i)                                   1.76          02/25/2046          889,585
    1,773,321   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR4 CLASS DA+/-                                       1.60          06/25/2046          674,159
    2,904,293   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                   SERIES 2006-AR5 CLASS 5A+/-                                       1.62          07/25/2046        1,173,081
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $101,524,400)                                                       80,102,561
                                                                                                                --------------
CORPORATE BONDS & NOTES: 13.08%
DEPOSITORY INSTITUTIONS: 5.11%
    4,750,000   AMERICAN EXPRESS BANK FSB+/-                                         1.09          12/10/2010        4,795,006
    1,250,000   BB&T CORPORATION                                                     3.85          07/27/2012        1,303,641
    1,250,000   DEXIA CREDIT LOCAL++                                                 2.38          09/23/2011        1,285,158

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
DEPOSITORY INSTITUTIONS (CONTINUED)
$   3,000,000   GMAC LLC<<                                                           2.20%         12/19/2012   $    3,069,201
    1,750,000   REGIONS BANK RF+/-                                                   0.95          12/10/2010        1,762,486
    1,500,000   SOVEREIGN BANK+/-                                                    1.99          08/01/2013        1,456,325
    2,250,000   SUNTRUST BANK ATLANTA GA STI+/-                                      0.95          12/16/2010        2,266,796
                                                                                                                    15,938,613
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.57%
    1,700,000   DUKE ENERGY FIELD SERVICES LLC                                       7.88          08/16/2010        1,776,237
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
    COMPUTER EQUIPMENT: 0.73%
    2,250,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                  4.75          08/15/2010        2,286,997
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 1.11%
    3,450,000   GENERAL MILLS INCORPORATED+/-                                        0.41          01/22/2010        3,450,128
                                                                                                                --------------
GENERAL MERCHANDISE STORES: 0.64%
    2,000,000   CVS CAREMARK CORPORATION+/-                                          0.66          06/01/2010        2,000,790
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.17%
      500,000   HEWLETT-PACKARD CORPORATION                                          2.95          08/15/2012          517,417
                                                                                                                --------------
INSURANCE CARRIERS: 0.62%
    2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I+++/-                              0.55          03/15/2012        1,948,594
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.57%
    2,150,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                    1.63          05/27/2010        2,156,233
    2,750,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.61          06/08/2012        2,770,053
    3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                               2.63          12/28/2012        3,109,725
                                                                                                                     8,036,011
                                                                                                                --------------
PHARMACEUTICALS: 0.34%
    1,000,000   PFIZER INCORPORATED                                                  4.45          03/15/2012        1,065,567
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.81%
    2,500,000   PROLOGIS TRUST                                                       5.25          11/15/2010        2,515,565
                                                                                                                --------------
TELECOMMUNICATIONS: 0.41%
    1,250,000   CELLCO PARTNERSHIP / VERIZON WIRELSS CAPITAL LLC                     3.75          05/20/2011        1,294,871
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $40,386,143)                                                                    40,830,790
                                                                                                                --------------
FOREIGN GOVERNMENT BONDS: 1.07%
    2,000,000   COMMONWEALTH BANK OF AUSTRALIA++                                     2.50          12/10/2012        2,063,112
    1,250,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                        2.25          06/11/2012        1,277,898
TOTAL FOREIGN GOVERNMENT BONDS (COST $3,240,532)                                                                     3,341,010
                                                                                                                --------------
LOAN PARTICIPATION: 0.58%
      611,056   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                      1.38          10/15/2020          608,856
      677,518   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                0.98          06/25/2016          657,531
      574,000   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT                   5.37          09/08/2019          560,051
TOTAL LOAN PARTICIPATION (COST $1,863,779)                                                                           1,826,438
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 4.28%
    3,500,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT
                   LOAN REVENUE SERIES VIII-A2 (STUDENT LOAN
                   REVENUE)+/-(i)                                                    0.21          12/01/2032        3,500,000
    1,250,000   MILWAUKEE AREA TECHNICAL COLLEGE DISTRICT (PROPERTY
                   TAX REVENUE)                                                      1.85          12/01/2009        1,250,000
    1,605,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION
                   (OTHER REVENUE, AMBAC INSURED)                                    5.24          07/01/2011        1,637,870
      135,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING
                   REVENUE, GNMA INSURED)                                            5.57          09/01/2016          135,626

                  100 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL       SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
-------------   -------------                                                   -------------   -------------   --------------
MUNICIPAL BONDS & NOTES (continued)
$   3,000,000   OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION
                   DEFERRED INTEREST SERIES A
                   (PROPERTY TAX REVENUE, FGIC INSURED)##                            1.84%        06/30/2010    $    2,968,050
      550,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE, GO OF
                   AGENCY)                                                           6.04         10/01/2030           550,402
    3,340,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT
                   AUTHORITY MORTGAGE REVENUE
                   TAXABLE SERIES C-3 (HOUSING REVENUE, AGM FHA/VA
                   GUARANTEED)                                                       5.50         07/01/2026         3,322,298
TOTAL MUNICIPAL BONDS & NOTES (COST $13,286,348)                                                                    13,364,246
                                                                                                                --------------

   SHARES                                                                           YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 0.90%
   COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.13%
       98,426   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                  0.21                               98,426
       98,426   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                      0.16                               98,426
       98,426   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                        0.11                               98,426
       98,426   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                             0.20                               98,426
                                                                                                                       393,704
                                                                                                                --------------

  PRINCIPAL                                                                     INTEREST RATE
-------------                                                                   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.77%
$      19,138   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                        0.26         12/07/2009            19,142
        6,835   AMSTEL FUNDING CORPORATION++(p)                                      1.25         12/18/2009             6,831
        6,835   ANTALIS US FUNDING CORPORATION++(p)                                  0.18         12/03/2009             6,835
       20,505   ANTALIS US FUNDING CORPORATION++(p)                                  0.20         12/04/2009            20,505
       16,404   ARABELLA FINANCE LLC++(p)                                            0.35         12/01/2009            16,404
       23,240   ARABELLA FINANCE LLC++(p)                                            0.40         12/03/2009            23,239
          684   ARABELLA FINANCE LLC++(p)                                            0.40         12/04/2009               683
       13,670   ASPEN FUNDING CORPORATION++(p)                                       0.18         12/21/2009            13,669
       41,011   BANK OF AMERICA                                                      0.18         12/23/2009            41,006
      118,863   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE
                   BACKED SECURITIES (MATURITY VALUE $118,864)                       0.16         12/01/2009           118,863
       20,505   BANK OF IRELAND                                                      0.35         12/01/2009            20,505
       16,404   BANK OF IRELAND                                                      0.50         12/02/2009            16,404
        6,621   BARTON CAPITAL CORPORATION++(p)                                      0.18         12/01/2009             6,621
        3,418   BELMONT FUNDING LLC++(p)                                             0.50         12/01/2009             3,418
       17,771   BNP PARIBAS (NEW YORK)                                               0.21         12/08/2009            17,771
       15,037   BNP PARIBAS (NEW YORK)                                               0.21         12/14/2009            15,037
       41,011   BRYANT BANK FUNDING++                                                0.18         12/23/2009            41,006
       34,176   CAFCO LLC++                                                          0.17         12/09/2009            34,174
        1,504   CALCASIEU PARISH LA+/-ss                                             0.40         12/01/2027             1,504
       32,809   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                0.23         11/01/2026            32,809
        4,374   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                                    0.35         06/01/2028             4,374
       34,176   CHARTA LLC++(p)                                                      0.17         12/09/2009            34,174
        3,626   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.30         10/01/2038             3,626
        6,835   COOK COUNTY IL+/-ss                                                  0.40         11/01/2030             6,835
       41,484   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $41,484)               0.17         12/01/2009            41,484
       23,240   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.40         12/15/2037            23,240
       16,404   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/02/2009            16,404
       16,404   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.27         12/04/2009            16,404
       19,822   DEXIA CREDIT LOCAL DE FRANCE SA                                      0.26         12/07/2009            19,822
       34,176   E.ON AG++                                                            0.17         12/21/2009            34,173
       34,176   ENI FINANCE USA INCORPORATED++                                       0.17         12/18/2009            34,173
       35,543   FORTIS FUNDING LLC++                                                 0.20         12/29/2009            35,537
       36,910   GDF SUEZ++                                                           0.17         12/15/2009            36,907
       27,341   GEMINI SECURITIZATION INCORPORATED++(p)                              0.18         12/10/2009            27,339

                  Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
 PRINCIPALS     SECURITY NAME                                                        RATE       MATURITY DATE       VALUE
-------------   -------------                                                   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      34,148   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE
                   BACKED SECURITIES (MATURITY VALUE $34,148)                        0.17%        12/01/2009    $       34,148
       34,176   GOTHAM FUNDING CORPORATION++                                         0.18         12/15/2009            34,173
        6,835   GRAMPIAN FUNDING++(p)                                                0.25         12/03/2009             6,835
       28,708   GRAMPIAN FUNDING++(p)                                                0.28         12/15/2009            28,704
      360,515   GRYPHON FUNDING LIMITED(a)(i)                                        0.00         08/05/2010           134,075
       22,474   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                  0.20         05/15/2037            22,474
        2,256   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.30         11/01/2042             2,256
       11,073   HOUSTON TX UTILITY SYSTEM+/-ss                                       0.27         05/15/2034            11,073
        3,910   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss              0.30         07/01/2029             3,910
        2,734   INDIANA MUNICIPAL POWER AGENCY+/-ss                                  0.29         01/01/2018             2,734
       27,341   ING USA FUNDING LLC                                                  0.19         12/07/2009            27,340
        6,835   ING USA FUNDING LLC                                                  0.18         12/09/2009             6,835
      104,952   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE
                   BACKED SECURITIES (MATURITY VALUE $104,952)                       0.17         12/01/2009           104,952
       13,670   JUPITER SECURITIZATION CORPORATION++(p)                              0.18         12/02/2009            13,670
        6,835   JUPITER SECURITIZATION CORPORATION++                                 0.18         12/03/2009             6,835
        4,101   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.29         04/15/2025             4,101
       41,011   KBC BANK NV BRUSSELS                                                 0.18         12/01/2009            41,011
        8,202   LLOYDS TSB BANK PLC                                                  0.18         12/17/2009             8,202
       27,341   LLOYDS TSB BANK PLC (NEW YORK)                                       0.20         12/07/2009            27,341
       10,936   LMA AMERICAS LLC++(p)                                                0.18         12/11/2009            10,936
        6,152   LMA AMERICAS LLC++(p)                                                0.18         12/17/2009             6,151
       20,505   LMA AMERICAS LLC++(p)                                                0.19         12/21/2009            20,503
        6,152   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                           0.19         10/01/2033             6,152
       33,902   MASSACHUSETTS HEFA+/-ss                                              0.25         10/01/2034            33,902
        3,753   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.24         02/01/2036             3,753
       28,708   NATIXIS                                                              0.27         12/07/2009            28,708
        2,734   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             0.31         01/01/2018             2,734
       30,075   NEW YORK STATE DORMITORY AUTHORITY+/-ss                              0.22         07/01/2034            30,075
       27,341   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24         12/01/2040            27,341
       34,176   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009            34,173
        6,692   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034             6,692
       13,828   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $13,828)               0.18         12/01/2009            13,828
        4,785   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009             4,785
       22,720   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009            22,719
        6,835   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009             6,834
       24,607   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009            24,606
       19,138   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028            19,138
       27,341   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009            27,338
        1,709   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009             1,709
       27,341   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009            27,340
       34,176   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 0.18         12/18/2009            34,173
        8,202   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009             8,202
       27,748   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009            27,747
        9,022   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032             9,022
       27,341   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009            27,341
       41,011   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010            41,011
        4,101   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040             4,101
    1,109,523   VFNC CORPORATION+++/-(a)(i)                                          0.24         09/30/2010           554,761
        1,709   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15         12/01/2009             1,709
        6,835   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009             6,835
       22,650   VICTORY RECEIVABLES CORPORATION++                                    0.18         12/16/2009            22,649
                                                                                                                     2,408,555
                                                                                                                --------------

                  102 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

STABLE INCOME PORTFOLIO

   SHARES       SECURITY NAME                                                        YIELD                           VALUE
-------------   -------------                                                   -------------                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,753,333)                                                       $    2,802,259
                                                                                                                --------------
SHORT-TERM INVESTMENTS: 5.71%
MUTUAL FUNDS: 5.71%
   17,814,871   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(u)                      0.13%                          17,817,870
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,817,870)                                                                     17,817,870
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $330,922,866)*                                                    96.51%                                     301,265,894
OTHER ASSETS AND LIABILITIES, NET                                        3.49                                       10,890,245
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $  312,156,139
                                                                       ------                                   --------------

----------
+/-  Variable rate investments.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

ss These securities are subject to a demand feature which reduces the effective maturity.

(s)  Rate shown is the 1-day annualized yield at period end.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(0)(0) Stepped coupon bond. Interest rate presented is yield to maturity.

(p)  Asset-backed commercial paper.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $17,814,871.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $331,276,562 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  4,891,878
Gross unrealized depreciation    (34,902,546)
                                ------------
Net unrealized depreciation     $(30,010,668)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
AGENCY SECURITIES: 35.02%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.32%
$      12,905   FHLMC #1B7562+/-                                                    5.98%         11/01/2037    $       13,716
    1,919,783   FHLMC #1G0784+/-                                                    5.69          03/01/2036         2,035,036
    1,988,558   FHLMC #1G1472+/-                                                    5.72          02/01/2037         2,112,950
   10,022,722   FHLMC #1G1522+/-                                                    6.00          01/01/2037        10,697,258
      670,584   FHLMC #1G1614+/-                                                    5.91          03/01/2037           715,136
    3,743,186   FHLMC #1G1708+/-                                                    6.13          04/01/2037         4,007,408
    1,605,068   FHLMC #1G1873+/-                                                    5.70          03/01/2036         1,702,744
    1,679,587   FHLMC #1G1961+/-                                                    5.98          05/01/2037         1,792,197
    1,743,626   FHLMC #1G1968+/-                                                    5.95          06/01/2037         1,859,047
       17,043   FHLMC #1G2254+/-                                                    6.37          10/01/2037            18,171
    1,478,326   FHLMC #1J1920+/-                                                    5.65          10/01/2038         1,565,101
       31,910   FHLMC #1Q0292+/-                                                    5.92          07/01/2037            34,010
    5,259,250   FHLMC #1Q0794+/-                                                    5.81          11/01/2038         5,602,382
   12,041,324   FHLMC #1Q0809+/-                                                    5.96          03/01/2038        12,827,614
    7,991,264   FHLMC #1Q0869+/-                                                    5.62          07/01/2038         8,483,403
      805,202   FHLMC #847703+/-                                                    5.97          01/01/2037           856,942
    7,393,717   FHLMC #848156+/-                                                    5.86          09/01/2038         7,911,277
    1,107,860   FHLMC #A78331                                                       6.00          03/01/2034         1,200,794
    2,923,483   FHLMC #A79090                                                       6.50          07/01/2034         3,190,594
    1,392,109   FHLMC #B15688                                                       5.50          07/01/2019         1,503,492
    1,233,406   FHLMC #E01279                                                       5.50          01/01/2018         1,332,955
    3,510,273   FHLMC #E01497                                                       5.50          11/01/2018         3,797,225
    2,085,763   FHLMC #E01539                                                       5.50          12/01/2018         2,256,265
    1,139,603   FHLMC #E01655                                                       5.50          06/01/2019         1,230,955
    4,554,121   FHLMC #G01737                                                       5.00          12/01/2034         4,790,810
   38,612,794   FHLMC #G01931                                                       5.50          10/01/2035        41,241,783
    5,364,230   FHLMC #G02199                                                       5.00          06/01/2036         5,636,318
   40,933,034   FHLMC #G04216                                                       5.50          12/01/2037        43,719,998
    9,169,859   FHLMC #G04794                                                       5.50          01/01/2036         9,794,198
      889,912   FHLMC #G11295                                                       5.50          09/01/2017           962,227
    1,446,920   FHLMC #G11594                                                       5.50          08/01/2019         1,562,915
       41,191   FHLMC #G11653                                                       5.50          12/01/2019            44,493
   18,012,860   FHLMC #G11713                                                       5.50          06/01/2020        19,456,891
    1,436,467   FHLMC #G11767                                                       5.50          08/01/2020         1,551,623
    2,384,092   FHLMC #G11944                                                       5.50          07/01/2020         2,574,844
    2,714,454   FHLMC #G12827                                                       5.50          02/01/2021         2,935,032
    2,079,950   FHLMC #G12888                                                       5.50          07/01/2018         2,248,968
      985,758   FHLMC #G13169                                                       5.50          06/01/2020         1,066,015
    2,341,214   FHLMC #G13330                                                       6.00          10/01/2019         2,539,144
   10,779,998   FHLMC #G13367                                                       5.50          12/01/2018        11,655,986
    1,379,045   FHLMC #G18003                                                       5.50          07/01/2019         1,489,383
    1,041,701   FHLMC #J02372                                                       5.50          05/01/2020         1,125,211
      973,586   FHLMC #J02373                                                       5.50          05/01/2020         1,051,635
    1,384,222   FHLMC #J02376                                                       6.00          05/01/2020         1,497,353
    7,846,264   FHLMC #P10040                                                       5.50          04/01/2018         8,346,536
                                                                                                                   242,038,035
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 25.39%
    6,303,000   FNMA                                                                4.00          01/25/2019         6,391,297
    9,098,000   FNMA                                                                4.29          07/25/2019         9,537,143
   10,064,000   FNMA                                                                5.00          03/25/2034        10,712,097
  102,900,000   FNMA%%                                                              4.50             TBA           105,617,177

                  104 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   3,200,000   FNMA%%                                                              5.00%            TBA        $    3,356,000
   22,400,000   FNMA%%                                                              6.00             TBA            23,954,000
    5,500,000   FNMA%%                                                              6.50             TBA             5,925,392
    1,828,978   FNMA #190129                                                        6.00          11/01/2023         1,970,140
    2,566,007   FNMA #190338                                                        5.50          07/01/2033         2,741,117
       99,201   FNMA #190375                                                        5.50          11/01/2036           105,722
      969,918   FNMA #254868                                                        5.00          09/01/2033         1,020,782
    6,299,839   FNMA #310017                                                        7.00          06/01/2035         6,975,841
      885,748   FNMA #357302                                                        5.50          11/01/2017           958,970
    2,008,456   FNMA #462361+/-                                                     6.33          07/01/2037         2,138,505
    3,702,352   FNMA #462404+/-                                                     6.28          09/01/2037         3,942,895
    1,409,002   FNMA #685185                                                        5.50          02/01/2018         1,524,599
      931,793   FNMA #725068                                                        5.50          01/01/2019         1,008,821
    7,484,001   FNMA #725423                                                        5.50          05/01/2034         7,994,726
    5,291,301   FNMA #725424                                                        5.50          04/01/2034         5,652,391
    8,654,822   FNMA #725598                                                        5.50          07/01/2034         9,241,389
       31,375   FNMA #725690                                                        6.00          08/01/2034            33,875
    4,412,775   FNMA #725773                                                        5.50          09/01/2034         4,711,844
    3,875,131   FNMA #725866                                                        4.50          09/01/2034         4,005,083
   10,787,162   FNMA #735036                                                        5.50          12/01/2034        11,518,245
    4,746,966   FNMA #735073                                                        6.00          10/01/2019         5,146,799
    2,257,397   FNMA #735421                                                        7.00          01/01/2035         2,516,926
   13,947,369   FNMA #735503                                                        6.00          04/01/2035        15,080,321
      859,933   FNMA #735504                                                        6.00          04/01/2035           931,399
    2,100,044   FNMA #735667                                                        5.00          07/01/2035         2,210,174
   21,334,313   FNMA #735676                                                        5.00          07/01/2035        22,453,114
    4,437,650   FNMA #745238                                                        6.00          12/01/2020         4,818,364
      284,179   FNMA #745418                                                        5.50          04/01/2036           303,261
      344,725   FNMA #745500                                                        5.50          12/01/2018           373,222
    2,025,156   FNMA #745751                                                        5.50          09/01/2035         2,163,357
    7,665,737   FNMA #878099                                                        6.00          04/01/2036         8,242,913
    2,418,569   FNMA #888560                                                        6.00          11/01/2035         2,615,030
    2,356,361   FNMA #888635                                                        5.50          09/01/2036         2,517,164
    1,421,490   FNMA #888911+/-                                                     6.11          11/01/2037         1,519,827
    3,405,976   FNMA #888941+/-                                                     6.02          10/01/2037         3,634,359
    8,197,964   FNMA #889069                                                        5.50          01/01/2021         8,875,662
    3,724,049   FNMA #889183                                                        5.50          09/01/2021         4,031,904
    5,764,181   FNMA #889213                                                        5.50          10/01/2020         6,237,084
   12,077,199   FNMA #889318                                                        5.50          07/01/2020        13,075,581
    5,685,507   FNMA #889568                                                        5.50          03/01/2020         6,155,509
    1,046,488   FNMA #889688                                                        5.50          12/01/2019         1,132,998
   12,781,990   FNMA #890141                                                        5.50          12/01/2020        13,838,635
    1,350,120   FNMA #893916+/-                                                     6.27          10/01/2036         1,440,268
    1,204,247   FNMA #905629+/-                                                     6.11          12/01/2036         1,288,003
    1,398,173   FNMA #906403+/-                                                     6.01          01/01/2037         1,491,679
    1,797,599   FNMA #906404+/-                                                     5.92          01/01/2037         1,917,150
    1,291,476   FNMA #909569+/-                                                     5.88          02/01/2037         1,376,420
    1,370,063   FNMA #910293+/-                                                     5.93          03/01/2037         1,459,915
    1,477,818   FNMA #914819+/-                                                     5.98          04/01/2037         1,575,186
    1,133,031   FNMA #917820+/-                                                     5.67          05/01/2037         1,203,181
    3,027,621   FNMA #917828+/-                                                     5.75          05/01/2037         3,218,877
    1,219,370   FNMA #917893+/-                                                     5.59          05/01/2037         1,292,857
    7,087,576   FNMA #931675                                                        5.50          01/01/2018         7,673,482
    9,074,631   FNMA #931676                                                        5.50          01/01/2019         9,819,129
    2,458,869   FNMA #942510                                                        6.00          08/01/2037         2,640,546

                  Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)

$      73,148   FNMA #945657+/-                                                      6.22%        09/01/2037    $       77,837
    2,716,248   FNMA #946228+/-                                                      6.12         09/01/2037         2,900,547
    8,130,426   FNMA #949739                                                         6.00         10/01/2037         8,731,157
    2,790,574   FNMA #973123+/-                                                      5.60         02/01/2038         2,966,981
   32,976,938   FNMA #983499                                                         5.50         07/01/2035        35,227,356
   41,403,137   FNMA #995023                                                         5.50         08/01/2037        44,183,293
    5,274,265   FNMA #995092                                                         6.50         12/01/2037         5,680,342
   32,734,949   FNMA #995182                                                         5.50         06/01/2020        35,420,578
   24,412,393   FNMA #995203                                                         5.00         07/01/2035        25,692,613
   23,807,387   FNMA #995226                                                         6.00         11/01/2038        25,566,436
   34,174,469   FNMA #995233                                                         5.50         10/01/2021        36,914,123
      459,028   FNMA #995284                                                         5.50         03/01/2020           496,975
    7,688,360   FNMA #995485                                                         6.00         04/01/2035         8,327,305
    4,315,879   FNMA #995486                                                         6.00         03/01/2036         4,674,552
    3,490,328   FNMA #995508                                                         6.00         12/01/2035         3,773,849
    2,070,596   FNMA #995511                                                         5.50         12/01/2018         2,241,766
    5,141,734   FNMA #995664                                                         4.50         11/01/2033         5,310,949
    5,895,886   FNMA #995763                                                         4.50         11/01/2035         6,093,605
      205,990   FNMA #AD0086+/-                                                      5.68         02/01/2039           218,934
    5,150,493   FNMA #AD0211                                                         5.50         05/01/2019         5,576,268
    3,929,620   FNMA #AD0212                                                         5.50         04/01/2021         4,252,013
                                                                                                                   659,635,826
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.31%
    7,570,674   GNMA #782044                                                         6.50         12/15/2032         8,212,149
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $883,982,624)                                                                        909,886,010
                                                                                                                --------------
ASSET BACKED SECURITIES: 7.11%
    3,792,000   BANK OF AMERICA AUTO MASTER TRUST++                                  2.67         12/15/2016         3,840,739
    2,451,000   BANK OF AMERICA AUTO TRUST SERIES 2009-2A CLASS A4++                 3.03         10/15/2016         2,508,596
    6,537,000   BANK OF AMERICA CREDIT CARD TRUST+/-                                 0.28         11/15/2019         5,875,891
   32,091,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-11 CLASS A+/-          0.27         04/15/2016        30,448,772
   11,905,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A12
                   CLASS A12+/-                                                      0.26         03/15/2014        11,665,870
   17,276,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A9 CLASS A9+/-         0.25         02/15/2013        17,152,506
   10,141,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3
                   CLASS A3                                                          5.05         02/15/2016        10,799,412
    1,169,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                      0.31         07/15/2014         1,150,469
      876,444   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                   CLASS A2A+/-                                                      0.28         12/25/2036           739,107
      797,436   DAIMLER CHRYSLER AUTO TRUST SERIES 2008-B CLASS A2B+/-               1.17         07/08/2011           798,441
    3,083,000   DISCOVER CARD EXECUTION NOTE TRUST+/-                                1.54         12/15/2014         3,090,800
    5,252,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4 CLASS A2+/-               0.33         06/16/2015         5,099,947
      412,000   DISCOVER CARD MASTER TRUST SERIES 2006-2 CLASS A3+/-                 0.32         01/19/2016           396,395
    4,351,000   DISCOVER CARD MASTER TRUST SERIES 2006-3 CLASS A1+/-                 0.27         03/15/2014         4,280,710
    3,607,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++             5.26         04/25/2037         3,094,737
    3,640,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A             4.25         02/15/2013         3,725,951
    4,143,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4              4.55         01/15/2017         4,367,827
    1,611,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-2 CLASS A4              3.32         02/15/2017         1,654,898
    1,905,000   HARLEY-DAVIDSON MOTORCYCLE TRUST                                     2.14         07/15/2014         1,904,634
    2,084,000   HARLEY-DAVIDSON MOTORCYCLE TRUST                                     2.54         04/15/2017         2,105,023
    1,629,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4                3.15         03/15/2016         1,677,429
    7,946,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CIB4 CLASS A3                                         6.16         05/12/2034         8,393,887
    9,361,000   MBNA CREDIT CARD MASTER TRUST SERIES 1997-B CLASS A+/-               0.40         08/15/2014         9,115,946
      419,995   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-            0.28         01/25/2037           394,976
      379,750   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-           0.29         12/25/2036           367,985
      726,958   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS
                   CLASS 2A1S+/-                                                     0.35         02/25/2047           551,778

                  106 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
ASSET BACKED SECURITIES (continued)
$   2,170,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-A CLASS A4           4.74%        08/17/2015    $    2,336,967
    3,527,000   NORDSTROM CREDIT CARD MASTER TRUST SERIES 2007-2 CLASS A+++/-        0.30         05/15/2015         3,312,896
    1,097,941   SLM STUDENT LOAN TRUST SERIES 2002-5 CLASS A4L+/-                    0.45         09/17/2018         1,088,815
      958,144   SLM STUDENT LOAN TRUST SERIES 2003-3 CLASS A4+/-                     0.52         12/15/2017           951,688
      672,863   SLM STUDENT LOAN TRUST SERIES 2003-6 CLASS A4+/-                     0.50         12/17/2018           669,061
   14,147,000   SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-                    1.90         12/15/2032        14,820,085
    3,207,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                     1.93         07/25/2022         3,340,771
    2,861,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-                     1.98         07/25/2023         3,011,776
    5,956,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                     1.38         07/25/2023         6,076,430
    1,340,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-         0.34         06/15/2012         1,322,915
    9,290,000   TARGET CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-             0.30         10/27/2014         9,127,950
      641,457   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3            5.41         08/12/2011           644,139
      305,652   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3            5.26         11/14/2011           306,940
    2,248,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4             5.12         05/15/2014         2,424,460
TOTAL ASSET BACKED SECURITIES (COST $182,989,639)                                                                  184,637,619
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 22.94%
    3,739,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                      5.42         04/15/2037         3,776,390
    3,083,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2+/-          7.77         10/13/2026         3,277,386
    1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2002-PB2 CLASS B                                                  6.31         06/11/2035         1,201,718
      393,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2004-2 CLASS A5                                                   4.58         11/10/2038           392,675
    3,636,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2007-2 CLASS A2+/-                                                5.63         04/10/2049         3,607,749
    2,828,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATION
                   SERIES 2006-6 CLASS A2                                            5.31         10/10/2045         2,861,740
    1,040,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2001-TOP4 CLASS A3                                         5.61         11/15/2033         1,082,289
    2,657,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2002-PBW1 CLASS A2+/-                                      4.72         11/11/2035         2,738,355
    3,912,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2002-T0P8 CLASS A2                                         4.83         08/15/2038         4,025,279
    1,004,945   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2003-T12 CLASS A3+/-                                        4.24         08/13/2039         1,010,191
    1,459,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004 CLASS A3+/-                                           5.47         06/11/2041         1,515,268
    2,271,488   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-PWR4 CLASS A2+/-                                      5.29         06/11/2041         2,340,056
      649,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-PWR6 CLASS A6                                         4.83         11/11/2041           649,631
    3,428,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-T16 CLASS A6+/-                                       4.75         02/13/2046         3,381,809
   24,737,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2005-PW10 CLASS A4+/-                                      5.41         12/11/2040        24,845,588
    1,979,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2005-PWR9 CLASS AAB                                        4.80         09/11/2042         2,030,977
    8,885,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES, CLASS A2                6.46         10/15/2036         9,395,809
    8,291,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-           6.98         01/17/2032         8,890,275
    7,494,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES
                   2001-J2A CLASS A2++                                               6.10         07/16/2034         7,798,502
    4,946,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES
                   2004-LB2A CLASS A4                                                4.72         03/10/2039         4,936,277
    2,664,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES
                   2004-LB3A CLASS A5+/-                                             5.48         07/10/2037         2,695,102
    4,815,184   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CF2 CLASS A4                                          6.51         02/15/2034         4,958,005
    1,056,247   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CK1 CLASS A3                                          6.38         12/18/2035         1,082,614
    3,996,663   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CKN5 CLASS A4                                         5.44         09/15/2034         4,137,093
      907,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CKN2 CLASS A3                                         6.13         04/15/2037           957,571
    1,473,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CP5 CLASS A2                                          4.94         12/15/2035         1,515,275
    1,249,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-CK2 CLASS A4                                          4.80         03/15/2036         1,280,204
    1,831,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-CPN1 CLASS A2                                         4.60         03/15/2035         1,860,312
      523,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-C1 CLASS A3                                           4.81         02/15/2038          525,724
    1,869,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-C5 CLASS A4+/-                                        5.10         08/15/2038        1,837,427
    1,913,942   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1
                   CLASS A1B                                                         7.18         11/10/2033        1,958,374

                  Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   3,752,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES
                   SERIES K003 CLASS AAB                                             4.77%        05/25/2018    $    3,967,515
      328,000   FHLMC SERIES 2542 CLASS ES                                           5.00         12/15/2017           351,020
    3,954,000   FHLMC SERIES 2558 CLASS BD                                           5.00         01/15/2018         4,260,276
    7,216,000   FHLMC SERIES 2590 CLASS BY                                           5.00         03/15/2018         7,775,921
    2,815,000   FHLMC SERIES 2590 CLASS NU                                           5.00         06/15/2017         2,952,962
    2,421,000   FHLMC SERIES 2676 CLASS CY                                           4.00         09/15/2018         2,524,557
    1,934,000   FHLMC SERIES 2690 CLASS TV                                           4.50         11/15/2025         2,017,998
      347,000   FHLMC SERIES 2694 CLASS QG                                           4.50         01/15/2029           365,237
      626,156   FHLMC SERIES 2727 CLASS PW                                           3.57         06/15/2029           639,511
    1,773,000   FHLMC SERIES 2765 CLASS CT                                           4.00         03/15/2019         1,828,863
    2,558,000   FHLMC SERIES 2790 CLASS TN                                           4.00         05/15/2024         2,611,541
    2,932,000   FHLMC SERIES 2843 CLASS BC                                           5.00         08/15/2019         3,152,155
    1,093,000   FHLMC SERIES 2875 CLASS HB                                           4.00         10/15/2019         1,119,326
    3,317,000   FHLMC SERIES 2934                                                    5.00         01/15/2034         3,533,118
    4,221,000   FHLMC SERIES 2985 CLASS JR                                           4.50         06/15/2025         4,399,194
       25,000   FHLMC SERIES 3008 CLASS JM                                           4.50         07/15/2025            26,094
    2,571,157   FHLMC SERIES 3028 CLASS PG                                           5.50         09/15/2035         2,787,837
    5,923,727   FHLMC SERIES 3052                                                    5.25         10/15/2034         6,291,182
      243,000   FHLMC SERIES 3234                                                    4.50         10/15/2036           242,148
    5,094,000   FHLMC SERIES 3289 CLASS PC                                           5.00         12/15/2032         5,358,599
    3,799,988   FHLMC SERIES 3325 CLASS JL                                           5.50         06/15/2037         4,099,773
    2,607,000   FHLMC SERIES 3372 CLASS BD                                           4.50         10/15/2022         2,748,221
    1,554,873   FHLMC SERIES 3465 CLASS HA                                           4.00         07/15/2017         1,623,736
    6,581,000   FHLMC SERIES K004 CLASS A2                                           4.19         08/25/2019         6,726,952
    1,054,453   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
                   CLASS 2A10                                                        6.00         11/25/2036           843,657
    1,264,816   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
                   CLASS A2                                                          7.20         10/15/2032         1,295,369
    1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                   CLASS B                                                           6.42         12/12/2033         1,611,605
   32,093,124   FNMA SERIES 2001-81 CLASS HE                                         6.50         01/25/2032        34,986,518
    3,117,000   FNMA SERIES 2002-94 CLASS HQ                                         4.50         01/25/2018         3,315,022
      438,627   FNMA SERIES 2003-108 CLASS BE                                        4.00         11/25/2018           455,843
      750,000   FNMA SERIES 2003-125 CLASS AY                                        4.00         12/25/2018           776,925
    2,952,000   FNMA SERIES 2003-3 CLASS HJ                                          5.00         02/25/2018         3,163,545
    1,529,000   FNMA SERIES 2004-3 CLASS HT                                          4.00         02/25/2019         1,581,100
    1,517,862   FNMA SERIES 2004-60 CLASS PA                                         5.50         04/25/2034         1,620,086
    2,162,000   FNMA SERIES 2004-80 CLASS LE                                         4.00         11/25/2019         2,235,002
    1,298,000   FNMA SERIES 2004-81 CLASS KE                                         4.50         11/25/2019         1,380,199
    1,319,071   FNMA SERIES 2005-58 CLASS MA                                         5.50         07/25/2035         1,435,792
    2,897,000   FNMA SERIES 2007-113 CLASS DB                                        4.50         12/25/2022         3,046,843
    4,806,101   FNMA SERIES 2007-30 CLASS MA                                         4.25         02/25/2037         5,033,738
    5,281,647   FNMA SERIES 2007-39 CLASS NA                                         4.25         01/25/2037         5,531,237
    8,218,795   FNMA SERIES 2007-77 CLASS MH                                         6.00         12/25/2036         8,891,588
      760,000   FNMA SERIES 2008-66 CLASS B                                          5.00         08/25/2023           812,864
        2,044   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                CLASS A3                                                             6.03         08/11/2033             2,070
      494,175   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
                   CLASS A1                                                          5.56         06/10/2038           507,053
    3,952,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
                   CLASS A3                                                          6.27         12/10/2035         4,208,665
   11,088,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C4
                   CLASS A4+/-                                                       5.51         11/10/2045        11,059,442
      241,303   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C2 CLASS A2+/-                                               7.46         08/16/2033           244,859
    4,716,512   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2001-C2 CLASS A2                                                  6.70         04/15/2034         4,914,375
    4,436,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2002-C3 CLASS A2                                                  4.93         07/10/2039         4,594,908
    1,228,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-C2 CLASS A2+/-                                               5.67         05/10/2040         1,291,622
    2,528,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-C3 CLASS A4                                                  5.02         04/10/2040         2,591,104
   90,400,000   GNMA%%                                                               4.50             TBA           92,547,804
    1,693,000   GNMA SERIES 2006-37 CLASS JG                                         5.00         07/20/2036         1,796,325
    1,348,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2005-GG CLASS AAB+/-                                              5.19         04/10/2037         1,377,444

                  108 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   2,007,500   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2005-GG3 CLASS A4+/-                                              4.80%        08/10/2042    $    1,930,979
    5,227,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2005-GG5 CLASS A5+/-                                              5.22         04/10/2037         4,876,627
    6,402,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2006-GG7 CLASS A4+/-                                              6.12         07/10/2038         5,812,887
    1,705,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2007-GG1 CLASS A6+/-                                              5.14         06/10/2036         1,664,865
    7,745,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS
                   A2+++/-                                                           6.45         08/05/2018         8,107,688
      274,298   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                   CLASS C+/-                                                        7.18         05/15/2031           273,762
    5,397,233   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES 2001 CLASS A3          6.26         03/15/2033         5,540,512
      445,730   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2000-C10 CLASS A2+/-                                       7.37         08/15/2032           446,121
    1,040,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-C1 CLASS A3                                           5.86         10/12/2035         1,076,845
    6,310,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CIB3 CLASS A3                                         6.47         11/15/2035         6,616,816
    1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CIB5 CLASS A2                                         5.16         10/12/2037         1,199,753
      350,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-PM1A CLASS A4+/-                                      5.33         08/12/2040           362,771
    2,865,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2004-CB9 CLASS A4+/-                                       5.56         06/12/2041         2,909,507
    1,841,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-LDP4 CLASS A4+/-                                      4.92         10/15/2042         1,832,106
    3,316,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2006+/-                                                    5.48         12/12/2044         3,176,403
    2,488,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2006-LDP7 CLASS A2+/-                                      6.05         04/15/2045         2,548,888
    1,011,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2007-CB19 CLASS A2+/-                                      5.82         02/12/2049         1,024,246
   11,977,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2007-LDPX CLASS A2S                                        5.31         01/15/2049        11,587,339
    2,114,612   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
                   CLASS A2                                                          7.37         08/15/2026         2,151,907
    3,753,964   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5
                   CLASS A2                                                          6.51         12/15/2026         3,872,149
    1,368,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                   CLASS A2                                                          6.65         11/15/2027         1,428,934
    6,652,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                   CLASS A4                                                          5.59         06/15/2031         7,033,289
    1,500,444   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                   CLASS A4                                                          4.56         09/15/2026         1,545,394
    2,763,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                   CLASS A5                                                          4.85         09/15/2031         2,879,717
    2,304,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C3
                   CLASS A4                                                          4.17         05/15/2032         2,319,804
    1,233,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7
                   CLASS A5                                                          4.63         10/15/2029         1,218,300
    2,423,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
                   CLASS A3                                                          5.40         02/15/2040         2,369,145
      634,000   LEHMAN BROTHERS UBS COMMERCIALL MORTGAGE TRUST SERIES 2007-C2
                   CLASS AAB                                                         5.40         02/15/2040           621,246
    3,488,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
                   2006-1 CLASS A2+/-                                                5.44         02/12/2039         3,518,634
    5,278,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-            5.24         11/12/2035         5,462,484
    2,003,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A+/-           4.95         07/12/2038         1,987,636
    3,252,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                    5.15         06/13/2041         3,353,358
    9,938,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7                    4.97         04/14/2040         9,930,847
    6,437,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A4+/-                 5.54         06/15/2038         6,488,715
    1,311,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                    5.17         01/14/2042         1,328,735
    5,917,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                   4.99         08/13/2042         5,802,158
      306,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                    4.52         12/13/2041           309,079
    1,043,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A5                    4.78         12/13/2041         1,050,976
    3,402,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A2                    5.37         03/12/2044         3,429,465
    4,288,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A4+/-                 5.56         03/12/2044         4,092,077
    1,157,000   MORGAN STANLEY CAPITAL I SERIES 2007-HQ11 CLASS A31                  5.44         02/12/2044         1,123,413
    8,998,800   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS
                   A4                                                                6.39         10/15/2035         9,484,457
    1,030,565   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3         6.51         04/15/2034         1,095,044
      871,810   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4        5.74         12/15/2035           918,732
   12,100,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2        4.92         03/12/2035        12,397,479

                  Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   5,024,931   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4        5.01%         04/15/2038   $    5,195,864
    2,979,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4        4.80          01/13/2041        2,961,999
    5,471,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB       5.04          01/14/2042        5,647,743
    4,821,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS
                   AAB+/-                                                            5.35          11/14/2042        5,038,081
    4,077,000   MORGAN STANLEY DEAN WITTER CAPTIAL I SERIES 2003-TOP9 CLASS A2       4.74          11/13/2036        4,189,219
    7,476,092   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C         6.69          03/15/2030        8,017,761
    4,511,802   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2         6.59          12/18/2033        4,600,552
    1,766,169   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                   CLASS A2                                                          4.47          03/18/2036        1,821,085
      100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2
                   CLASS A+/-                                                        0.76          02/25/2028           86,988
    4,514,330   US BANK NA SERIES 2007-1 CLASS A                                     5.92          05/25/2012        4,807,897
    2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1
                   CLASS A4                                                          6.29          04/15/2034        2,855,820
    1,969,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                   A3+/-                                                             4.96          08/15/2035        1,963,644
      381,633   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7
                   CLASS A1++                                                        4.24          10/15/2035          384,948
    1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                   CLASS A3                                                          4.45          11/15/2035        1,678,025
    1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11
                   CLASS A4                                                          5.03          01/15/2041        1,496,231
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $573,799,825)                                                      596,069,151
                                                                                                                --------------
CORPORATE BONDS & NOTES: 17.51%
BANKING: 1.86%
   10,815,000   ACHMEA HYPOTHEEKBANK NV++                                            3.20          11/03/2014       11,084,348
    4,420,000   COMMONWEALTH BANK OF AUSTRALIA++                                     3.75          10/15/2014        4,527,424
    4,340,000   COMMONWEALTH BANK OF AUSTRALIA++                                     5.00          10/15/2019        4,458,521
    7,675,000   NIBC BANK NV++                                                       2.80          12/02/2014        7,685,162
    3,265,000   NIBC BANK NV                                                         4.88          11/19/2019        3,314,906
    4,245,000   NORDEA BANK AB++                                                     2.50          11/13/2012        4,283,146
    4,960,000   NORDEA BANK AB++                                                     3.70          11/13/2014        5,046,130
    7,880,000   WESTPAC BANKING CORPORATION                                          2.25          11/19/2012        7,940,187
                                                                                                                    48,339,824
                                                                                                                --------------
BIOTECHNOLOGY: 0.18%
    4,160,000   AMGEN INCORPORATED                                                   6.40          02/01/2039        4,787,374
                                                                                                                --------------
CHEMICALS: 0.56%
    5,220,000   DOW CHEMICAL COMPANY                                                 4.85          08/15/2012        5,517,733
    7,670,000   DOW CHEMICAL COMPANY                                                 8.55          05/15/2019        9,064,820
                                                                                                                    14,582,553
                                                                                                                --------------
COMMUNICATIONS: 1.16%
   11,435,000   CELLCO PART/VERI WIRELESS                                            7.38          11/15/2013       13,319,511
    5,241,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38          03/15/2013        6,135,644
    4,470,000   GRUPO TELEVISA SA++                                                  6.63          01/15/2040        4,449,304
    6,181,000   QWEST CORPORATION                                                    7.50          10/01/2014        6,320,073
                                                                                                                    30,224,532
                                                                                                                --------------
COMPUTER HARDWARE: 0.08%
    1,780,000   DELL INCORPORATED                                                    5.88          06/15/2019        1,953,534
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 1.81%
   10,290,000   BANK OF AMERICA CORPORATION                                          7.38          05/15/2014       11,550,803
    3,175,000   BANK OF AMERICA CORPORATION                                          6.00          09/01/2017        3,286,077
    3,405,000   BANK OF AMERICA CORPORATION                                          5.75          12/01/2017        3,472,623
    3,610,000   CAPITAL ONE BANK USA NA                                              8.80          07/15/2019        4,275,298
    9,195,000   CITIGROUP INCORPORATED                                               1.88          10/22/2012        9,323,068
    5,529,000   JPMORGAN CHASE & COMPANY                                             5.38          10/01/2012        6,062,023

                  110 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
DEPOSITORY INSTITUTIONS (CONTINUED)
$   4,325,000   JPMORGAN CHASE & COMPANY<<                                           4.65%        06/01/2014    $    4,620,142
    4,380,000   MORGAN STANLEY                                                       5.63         09/23/2019         4,436,204
                                                                                                                    47,026,238
                                                                                                                --------------
ELECTRIC UTILITIES: 0.09%
    2,245,000   PROGRESS ENERGY INCORPORATED                                         6.85         04/15/2012         2,467,812
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.55%
    9,430,000   DOMINION RESOURCES INCORPORATED PUTTABLESS                           8.88         01/15/2019        12,077,642
    5,111,000   DPL INCORPORATED                                                     6.88         09/01/2011         5,520,514
    4,290,000   DUKE ENERGY CORPORATION                                              6.30         02/01/2014         4,785,281
    1,505,000   FIRSTENERGY SOLUTIONS CORPORATION++                                  4.80         02/15/2015         1,564,091
    4,750,000   FIRSTENERGY SOLUTIONS CORPORATION++                                  6.05         08/15/2021         4,972,348
    1,910,000   FIRSTENERGY SOLUTIONS CORPORATION++                                  6.80         08/15/2039         1,984,717
    8,550,000   NEVADA POWER COMPANY SERIES A                                        8.25         06/01/2011         9,297,492
                                                                                                                    40,202,085
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
    EQUIPMENT: 0.48%
    1,285,000   CISCO SYSTEMS INCORPORATED                                           5.90         02/15/2039         1,345,700
    1,245,000   EXELON GENERATION COMPANY LLC                                        5.20         10/01/2019         1,288,406
    2,505,000   EXELON GENERATION COMPANY LLC                                        6.25         10/01/2039         2,616,265
    6,592,000   HEWLETT-PACKARD COMPANY                                              4.75         06/02/2014         7,186,941
                                                                                                                    12,437,312
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 0.36%
    7,870,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                        7.75         01/15/2019         9,438,483
                                                                                                                --------------
HEALTH SERVICES: 0.17%
    4,639,000   COVENTRY HEALTH CARE INCORPORATED                                    5.95         03/15/2017         4,308,555
                                                                                                                --------------
INSURANCE CARRIERS: 0.30%
    2,930,000   LIBERTY MUTUAL GROUP++                                               7.50         08/15/2036         2,636,188
    4,835,000   UNITEDHEALTH GROUP INCORPORATED                                      6.88         02/15/2038         5,172,193
                                                                                                                     7,808,381
                                                                                                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.17%
    4,295,000   VALE OVERSEAS LIMITED                                                6.88         11/10/2039         4,439,488
                                                                                                                --------------
MOTION PICTURES: 0.09%
    2,090,000   NEWS AMERICA INCORPORATED++                                          6.90         08/15/2039         2,277,323
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.04%
    3,745,000   AMERICAN EXPRESS COMPANY                                             7.25         05/20/2014         4,279,044
    3,093,000   AMERICAN EXPRESS COMPANY                                             8.15         03/19/2038         3,904,306
    4,000,000   CREDIT SUISSE NEW YORK                                               6.00         02/15/2018         4,278,596
    7,595,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                             6.00         10/01/2017         8,137,579
    4,525,000   JPMORGAN CHASE CAPITAL XXV                                           6.80         10/01/2037         4,463,256
    1,800,000   PRIVATE EXPORT FUNDING CORPORATION                                   3.05         10/15/2014         1,850,332
                                                                                                                    26,913,113
                                                                                                                --------------
OIL & GAS EXTRACTION: 0.77%
    6,775,000   ANADARKO PETROLEUM CORPORATION                                       8.70         03/15/2019         8,485,660
    5,380,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                              2.90         10/15/2014         5,496,305

                  Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
OIL & GAS EXTRACTION (CONTINUED)
$   3,295,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                              6.88%        01/20/2040    $    3,437,720
    2,075,000   VALERO ENERGY CORPORATION                                            9.38         03/15/2019         2,505,419
                                                                                                                    19,925,104
                                                                                                                --------------
PHARMACEUTICALS: 0.44%
    7,946,000   PFIZER INCORPORATED                                                  5.35         03/15/2015         8,890,414
    2,115,000   SCHERING-PLOUGH CORPORATION                                          6.55         09/15/2037         2,496,980
                                                                                                                    11,387,394
                                                                                                                --------------
PIPELINES: 0.78%
    3,240,000   ENERGY TRANSFER PARTNERS LP                                          8.50         04/15/2014         3,788,898
    4,580,000   ENERGY TRANSFER PARTNERS LP                                          9.00         04/15/2019         5,582,594
   10,670,000   KINDER MORGAN INCORPORATED                                           6.50         09/01/2012        10,963,425
                                                                                                                    20,334,917
                                                                                                                --------------
REAL ESTATE: 0.76%
    4,690,000   WEA FINANCE LLC++                                                    7.50         06/02/2014         5,215,585
    8,720,000   WEA FINANCE LLC++                                                    7.13         04/15/2018         9,386,164
    4,825,000   WEA FINANCE LLC++                                                    6.75         09/02/2019         5,070,023
                                                                                                                    19,671,772
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.41%
    1,440,000   HCP INCORPORATED SERIES MTN                                          6.30         09/15/2016         1,449,851
    1,630,000   HCP INCORPORATED SERIES MTN                                          6.70         01/30/2018         1,649,516
    5,010,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                          5.65         12/15/2013         5,099,779
      880,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                          6.00         01/30/2017           866,845
    1,450,000   MACK-CALI REALTY CORPORATION                                         7.75         08/15/2019         1,546,447
                                                                                                                    10,612,438
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.37%
    2,420,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                       6.95         08/10/2012         2,719,456
    9,647,000   GOLDMAN SACHS CAPITAL II+/-                                          5.79         12/29/2049         7,090,545
    6,755,000   GOLDMAN SACHS GROUP INCORPORATED                                     5.45         11/01/2012         7,348,238
    3,180,000   GOLDMAN SACHS GROUP INCORPORATED                                     5.13         01/15/2015         3,375,624
    6,420,000   GOLDMAN SACHS GROUP INCORPORATED                                     6.75         10/01/2037         6,607,702
    6,617,000   LAZARD GROUP LLC                                                     7.13         05/15/2015         6,907,744
    6,742,000   LAZARD GROUP LLC                                                     6.85         06/15/2017         6,914,656
    6,985,000   MORGAN STANLEY                                                       6.00         05/13/2014         7,611,575
    2,900,000   MORGAN STANLEY                                                       7.25         04/01/2032         3,326,747
    3,205,000   MORGAN STANLEY SERIES MTN                                            5.25         11/02/2012         3,438,372
    6,020,000   MORGAN STANLEY SERIES MTN                                            5.95         12/28/2017         6,327,917
                                                                                                                    61,668,576
                                                                                                                --------------
TELECOMMUNICATIONS: 1.28%
    1,630,000   AMERICA MOVIL SAB DE CV                                              5.55         02/01/2014         1,796,355
    6,674,000   AMERICA MOVIL SAB DE CV++                                            5.00         10/16/2019         6,735,234
    6,730,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                    3.75         05/20/2011         6,971,587
    3,655,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                    8.50         11/15/2018         4,669,040
    7,855,000   CISCO SYSTEMS INCORPORATED                                           4.45         01/15/2020         7,989,815
    5,205,000   CISCO SYSTEMS INCORPORATED                                           5.50         01/15/2040         5,174,931
                                                                                                                    33,336,962
                                                                                                                --------------
TOBACCO PRODUCTS: 0.33%
    7,035,000   ALTRIA GROUP INCORPORATED                                            9.70         11/10/2018         8,704,462
                                                                                                                --------------

                  112 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.47%
$   2,750,000   CAREFUSION CORPORATION++                                            4.13%         08/01/2012    $    2,867,310
    5,270,000   CAREFUSION CORPORATION++                                            5.13          08/01/2014         5,632,734
    3,300,000   CAREFUSION CORPORATION++                                            6.38          08/01/2019         3,657,347
                                                                                                                    12,157,391
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $426,160,046)                                                                  455,005,623
                                                                                                                --------------
FOREIGN CORPORATE BONDS: 4.19%
   14,930,000   BP CAPITAL MARKETS PLC                                              3.88          03/10/2015        15,733,129
    5,350,000   BRITISH SKY BROADCASTING GROUP PLC++                                9.50          11/15/2018         7,046,662
    3,460,000   BRITISH TELECOM PLC                                                 9.63          12/15/2030         4,429,298
    4,830,000   CREDIT SUISSE NEW YORK                                              5.00          05/15/2013         5,216,081
    2,765,000   FRANCE TELECOM SA                                                   7.75          03/01/2011         2,984,826
    2,875,000   HSBC HOLDINGS PLC                                                   6.80          06/01/2038         3,170,360
    2,320,000   HUSKY ENERGY INCORPORATED                                           5.90          06/15/2014         2,549,875
    4,162,000   HUSKY ENERGY INCORPORATED                                           7.25          12/15/2019         4,864,641
    6,400,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                             7.88          03/15/2019         7,476,998
    4,630,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY
                   LIMITED III++                                                    4.50          09/30/2012         4,792,045
    5,195,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY
                   LIMITED III<<++                                                  5.50          09/30/2014         5,455,389
    4,160,000   RIO TINTO FINANCE USA LIMITED                                       5.88          07/15/2013         4,565,974
    3,515,000   RIO TINTO FINANCE USA LIMITED                                       9.00          05/01/2019         4,480,440
    1,630,000   ROGERS CABLE INCORPORATED                                           5.50          03/15/2014         1,768,261
    9,422,000   ROGERS WIRELESS INCORPORATED                                        6.38          03/01/2014        10,577,608
    7,500,000   SHELL INTERNATIONAL FINANCE                                         4.00          03/21/2014         7,985,385
    4,990,000   SUNCOR ENERGY INCORPORATED                                          6.50          06/15/2038         5,300,313
    3,565,000   TELEFONICA EMISIONES SAU                                            5.98          06/20/2011         3,800,775
    2,355,000   THOMSON REUTERS CORPORATION                                         5.95          07/15/2013         2,645,845
    3,805,000   WESTFIELD GROUP++                                                   5.40          10/01/2012         3,987,065
TOTAL FOREIGN CORPORATE BONDS (COST $101,773,903)                                                                  108,830,970
                                                                                                                --------------
FOREIGN GOVERNMENT BONDS: 4.29%
    4,890,000   BARCLAYS BANK PLC SERIES 1                                          5.00          09/22/2016         5,071,937
    3,860,000   CENOVUS ENERGY INCORPORATED++                                       5.70          10/15/2019         4,092,550
    3,205,000   ENEL FINANCE INTERNATIONAL SA++                                     6.00          10/07/2039         3,285,939
    3,095,000   ENEL FINANCIAL INTERNATIONAL SA++                                   5.13          10/07/2019         3,197,277
    3,275,000   EXPORT-IMPORT BANK OF KOREA                                         5.50          10/17/2012         3,506,346
    5,375,000   EXPORT-IMPORT BANK OF KOREA                                         5.88          01/14/2015         5,835,111
    3,675,000   FEDERAL REPUBLIC OF BRAZIL                                          5.63          01/07/2041         3,546,375
   10,605,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                           4.63          09/11/2015        10,808,213
    3,285,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                           5.75          09/11/2019         3,385,955
   14,195,000   PROVINCE OF ONTARIO CANADA                                          4.10          06/16/2014        15,178,245
    3,175,000   PROVINCE OF ONTARIO CANADA SERIES G                                 4.00          10/07/2019         3,195,190
   10,830,000   REPUBLIC OF KOREA                                                   7.13          04/16/2019        12,836,366
   10,250,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                       2.88          09/22/2014        10,443,557
    1,830,000   STATE OF QATAR++                                                    4.00          01/20/2015         1,832,288
    2,985,000   STATE OF QATAR++                                                    5.25          01/20/2020         3,007,388
    1,830,000   STATE OF QATAR++                                                    6.40          01/20/2040         1,866,600
   10,385,000   SWEDISH EXPORT CREDIT                                               3.25          09/16/2014        10,669,684
    9,445,000   TOTAL CAPITAL SA                                                    3.13          10/02/2015         9,650,051
TOTAL FOREIGN GOVERNMENT BONDS (COST $106,658,893)                                                                 111,409,072
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 0.38%
CALIFORNIA: 0.24%
    6,345,000   CALIFORNIA STATE BUILD AMERICA BONDS (PROPERTY TAX REVENUE)         7.30          10/01/2039         6,322,919
                                                                                                                --------------

                  Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
TEXAS: 0.14%
$   3,250,000   NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL ROAD REVENUE)         6.72%         01/01/2049    $    3,565,705
                                                                                                                --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $9,679,115)                                                                      9,888,624
                                                                                                                --------------
US TREASURY SECURITIES: 11.90%
US TREASURY BONDS: 3.82%
    1,434,000   US TREASURY BOND                                                    8.88          02/15/2019         2,088,151
    2,950,000   US TREASURY BOND                                                    7.13          02/15/2023         4,002,781
   10,724,000   US TREASURY BOND                                                    6.25          05/15/2030        13,951,259
   15,950,000   US TREASURY BOND                                                    5.38          02/15/2031        18,778,637
      351,000   US TREASURY BOND                                                    3.50          02/15/2039           309,374
   10,085,000   US TREASURY BOND                                                    4.25          05/15/2039        10,162,211
   30,702,000   US TREASURY BOND<<                                                  4.50          08/15/2039        32,256,289
   17,083,000   US TREASURY BOND                                                    4.38          11/15/2039        17,603,502
                                                                                                                    99,152,204
                                                                                                                --------------
US TREASURY NOTES: 8.08%
      281,000   US TREASURY NOTE                                                    0.88          05/31/2011           282,910
    1,138,000   US TREASURY NOTE                                                    1.38          10/15/2012         1,148,580
   15,481,000   US TREASURY NOTE<<                                                  1.38          11/15/2012        15,603,161
    4,795,000   US TREASURY NOTE                                                    2.38          10/31/2014         4,885,290
   29,559,000   US TREASURY NOTE                                                    2.13          11/30/2014        29,726,425
    2,701,000   US TREASURY NOTE                                                    3.00          08/31/2016         2,769,157
   26,035,000   US TREASURY NOTE<<                                                  2.75          02/15/2019        25,172,591
   49,445,000   US TREASURY NOTE<<                                                  3.13          05/15/2019        49,201,632
   55,679,000   US TREASURY NOTE<<                                                  3.63          08/15/2019        57,610,393
   23,214,000   US TREASURY NOTE<<                                                  3.38          11/15/2019        23,555,014
                                                                                                                   209,955,153
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $304,007,903)                                                                   309,107,357
                                                                                                                --------------

    SHARES                                                                          YIELD
-------------                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 7.22%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.28%
    8,299,716   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.21                             8,299,716
    8,299,716   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.16                             8,299,716
    8,299,716   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.11                             8,299,716
    8,299,716   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.20                             8,299,716
                                                                                                                    33,198,864
                                                                                                                --------------

  PRINCIPAL                                                                     INTEREST RATE
-------------                                                                   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.94%
$   1,613,834   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.26          12/07/2009         1,613,831
      576,369   AMSTEL FUNDING CORPORATION++(p)                                     1.25          12/18/2009           576,029
      576,369   ANTALIS US FUNDING CORPORATION++(p)                                 0.18          12/03/2009           576,363
    1,729,108   ANTALIS US FUNDING CORPORATION++(p)                                 0.20          12/04/2009         1,729,079
    1,383,286   ARABELLA FINANCE LLC++(p)                                           0.35          12/01/2009         1,383,286
    1,959,655   ARABELLA FINANCE LLC++(p)                                           0.40          12/03/2009         1,959,612
       57,637   ARABELLA FINANCE LLC++(p)                                           0.40          12/04/2009            57,635
    1,152,738   ASPEN FUNDING CORPORATION++(p)                                      0.18          12/21/2009         1,152,623
    3,458,215   BANK OF AMERICA                                                     0.18          12/23/2009         3,457,835
   10,023,060   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,023,105)          0.16          12/01/2009        10,023,060

                  114 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,729,108   BANK OF IRELAND                                                     0.35%         12/01/2009    $    1,729,108
    1,383,286   BANK OF IRELAND                                                     0.50          12/02/2009         1,383,286
      558,271   BARTON CAPITAL CORPORATION++(p)                                     0.18          12/01/2009           558,271
      288,185   BELMONT FUNDING LLC++(p)                                            0.50          12/01/2009           288,185
    1,498,560   BNP PARIBAS (NEW YORK)                                              0.21          12/08/2009         1,498,569
    1,268,012   BNP PARIBAS (NEW YORK)                                              0.21          12/14/2009         1,268,026
    3,458,215   BRYANT BANK FUNDING++                                               0.18          12/23/2009         3,457,835
    2,881,846   CAFCO LLC++                                                         0.17          12/09/2009         2,881,737
      126,801   CALCASIEU PARISH LA+/-ss                                            0.40          12/01/2027           126,801
    2,766,572   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.23          11/01/2026         2,766,572
      368,876   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY+/-ss                                                      0.35          06/01/2028           368,876
    2,881,846   CHARTA LLC++(p)                                                     0.17          12/09/2009         2,881,737
      305,764   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.30          10/01/2038           305,764
      576,369   COOK COUNTY IL+/-ss                                                 0.40          11/01/2030           576,369
    3,498,100   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $3,498,117)                                                0.17          12/01/2009         3,498,100
    1,959,655   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.40          12/15/2037         1,959,655
    1,383,286   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.26          12/02/2009         1,383,286
    1,383,286   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.27          12/04/2009         1,383,286
    1,671,471   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.26          12/07/2009         1,671,471
    2,881,846   E.ON AG++                                                           0.17          12/21/2009         2,881,574
    2,881,846   ENI FINANCE USA INCORPORATED++                                      0.17          12/18/2009         2,881,615
    2,997,120   FORTIS FUNDING LLC++                                                0.20          12/29/2009         2,996,654
    3,112,394   GDF SUEZ++                                                          0.17          12/15/2009         3,112,188
    2,305,477   GEMINI SECURITIZATION INCORPORATED++(p)                             0.18          12/10/2009         2,305,373
    2,879,540   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,879,554)           0.17          12/01/2009         2,879,540
    2,881,846   GOTHAM FUNDING CORPORATION++                                        0.18          12/15/2009         2,881,644
      576,369   GRAMPIAN FUNDING++(p)                                               0.25          12/03/2009           576,361
    2,420,751   GRAMPIAN FUNDING++(p)                                               0.28          12/15/2009         2,420,487
    4,846,808   GRYPHON FUNDING LIMITED(a)(i)                                       0.00          08/05/2010         1,802,528
    1,895,102   HAMILTON COUNTY OHIO HOSPITALS+/-ss                                 0.20          05/15/2037         1,895,102
      190,202   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.30          11/01/2042           190,202
      933,718   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.27          05/15/2034           933,718
      329,683   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                                    0.30          07/01/2029           329,683
      230,548   INDIANA MUNICIPAL POWER AGENCY+/-ss                                 0.29          01/01/2018           230,548
    2,305,477   ING USA FUNDING LLC                                                 0.19          12/07/2009         2,305,404
      576,369   ING USA FUNDING LLC                                                 0.18          12/09/2009           576,346
    8,850,034   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,850,076)           0.17          12/01/2009         8,850,034
    1,152,738   JUPITER SECURITIZATION CORPORATION++(p)                             0.18          12/02/2009         1,152,733
      576,369   JUPITER SECURITIZATION CORPORATION++                                0.18          12/03/2009           576,363
      345,822   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.29          04/15/2025           345,822
    3,458,215   KBC BANK NV BRUSSELS                                                0.18          12/01/2009         3,458,215
      691,643   LLOYDS TSB BANK PLC                                                 0.18          12/17/2009           691,588
    2,305,477   LLOYDS TSB BANK PLC (NEW YORK)                                      0.20          12/07/2009         2,305,477
      922,191   LMA AMERICAS LLC++(p)                                               0.18          12/11/2009           922,145
      518,732   LMA AMERICAS LLC++(p)                                               0.18          12/17/2009           518,691
    1,729,108   LMA AMERICAS LLC++(p)                                               0.19          12/21/2009         1,728,925
      518,732   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19          10/01/2033           518,732
    2,858,791   MASSACHUSETTS HEFA+/-ss                                             0.25          10/01/2034         2,858,791
      316,427   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.24          02/01/2036           316,427
    2,420,751   NATIXIS                                                             0.27          12/07/2009         2,420,763
      230,548   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.31          01/01/2018           230,548
    2,536,024   NEW YORK STATE DORMITORY AUTHORITY+/-ss                             0.22          07/01/2034         2,536,024

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,305,477   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                                0.24%        12/01/2040    $    2,305,477
    2,881,846   NEWPORT FUNDING CORPORATION++(p)                                     0.18         12/15/2009         2,881,644
      564,265   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.30         01/01/2034           564,265
    1,165,995   RBS SECURITIES INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY MORTGAGE BACKED
                   SECURITIES (MATURITY VALUE $1,166,001)                            0.18         12/01/2009         1,165,995
      403,458   REGENCY MARKETS #1 LLC++(p)                                          0.18         12/04/2009           403,452
    1,915,851   REGENCY MARKETS #1 LLC++(p)                                          0.20         12/09/2009         1,915,766
      576,369   ROMULUS FUNDING CORPORATION++                                        0.30         12/15/2009           576,302
    2,074,929   ROYAL BANK OF SCOTLAND PLC                                           0.20         12/02/2009         2,074,918
    1,613,834   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                 0.20         12/01/2028         1,613,834
    2,305,477   SOCIETE GENERALE NORTH AMERICA                                       0.19         12/18/2009         2,305,275
      144,092   STARBIRD FUNDING CORPORATION++(p)                                    0.15         12/01/2009           144,092
    2,305,477   STARBIRD FUNDING CORPORATION++(p)                                    0.20         12/03/2009         2,305,451
    2,881,846   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++                                                    0.18         12/18/2009         2,881,601
      691,643   TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.18         12/17/2009           691,588
    2,339,828   TULIP FUNDING CORPORATION++(p)                                       0.19         12/07/2009         2,339,754
      760,807   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.24         07/01/2032           760,807
    2,305,477   UBS AG (STAMFORD CT)                                                 0.31         12/04/2009         2,305,502
    3,458,215   UNICREDITO ITALIANO (NEW YORK)                                       0.25         01/04/2010         3,458,231
      345,822   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.29         12/15/2040           345,822
   14,916,576   VFNC CORPORATION+++/-(a)(i)                                          0.24         09/30/2010         7,458,288
      144,092   VICTORY RECEIVABLES CORPORATION++(p)                                 0.15         12/01/2009           144,092
      576,369   VICTORY RECEIVABLES CORPORATION++(p)                                 0.19         12/08/2009           576,348
    1,909,972   VICTORY RECEIVABLES CORPORATION++                                    0.18         12/16/2009         1,909,829
                                                                                                                   154,274,865
                                                                                                                --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $186,815,958)                                                        187,473,729
                                                                                                                --------------

   SHARES                                                                           YIELD
-------------                                                                   -------------
SHORT-TERM INVESTMENTS: 6.84%
  177,605,055   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++(u)                    0.16                          177,605,055
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $177,605,055)                                                                   177,605,055
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,953,472,961)*                                               117.40%                                     3,049,913,210

   PRINCIPAL                                                                    INTEREST RATE
-------------                                                                   -------------
SHORT SALES
TBA SALE COMMITMENTS:                                                 (3.32%)
$  (8,800,000)  FNMA%%                                                               5.50            TBA            (9,398,127)
  (50,700,000)  FNMA%%                                                               5.50            TBA           (54,280,688)
  (21,200,000)  FNMA%%                                                               5.50            TBA           (22,544,886)
TOTAL TBA SALE COMMITMENTS (PROCEEDS RECEIVED $(85,491,594))                                                       (86,223,701)
                                                                                                                --------------
OTHER ASSETS AND LIABILITIES, NET                                    (14.08)                                      (365,740,409)
                                                                     ------                                     ==============
TOTAL NET ASSETS                                                     100.00%                                    $2,597,949,100
                                                                     ------                                     ==============

                   116 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2009 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

----------
<<   All or a portion of this security is on loan.

%%   Securities issued on a when-issued (TBA) basis.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $177,605,055.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $2,964,679,077 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 99,331,637
Gross unrealized depreciation    (14,097,504)
                                ------------
Net unrealized appreciation     $ 85,234,133

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolio 117


Statements of Assets and Liabilities--November 30, 2009 (Unaudited)

                                                              Inflation-       Managed                         Total
                                                               Protected       Fixed          Stable          Return
                                                                 Bond          Income         Income           Bond
                                                               Portfolio      Portfolio      Portfolio       Portfolio
                                                             ------------   ------------   ------------   --------------
ASSETS
   Investments
      In securities, at value (including securities
         on loan) ........................................   $148,307,152   $415,782,445   $280,648,764   $2,684,834,426
      Collateral received for securities loaned ..........      6,264,192      3,845,969      2,802,259      187,473,729
      In affiliates ......................................              0     19,480,123     17,814,871      177,605,055
                                                             ------------   ------------   ------------   --------------
   Total investments at value (see cost below) ...........    154,571,344    439,108,537    301,265,894    3,049,913,210
                                                             ------------   ------------   ------------   --------------
   Segregated cash .......................................              0              0              0          100,000
   Cash ..................................................        443,868        231,638              0                0
   Variance margin receivable on futures contracts .......              0         10,500              0                0
   Receivable for investment sold ........................              0              0     11,807,172      273,852,842
   Receivable for interest ...............................        967,348      5,257,237      1,982,539       38,618,854
   Prepaid expenses and other assets .....................         25,970         49,916              0            4,570
   Unrealized gain for swaps .............................              0              0              0          212,058
                                                             ------------   ------------   ------------   --------------
Total Assets .............................................    156,008,530    444,657,828    315,055,605    3,362,701,534
                                                             ------------   ------------   ------------   --------------
LIABILITIES
   Securities sold short, at value .......................              0              0              0       86,223,701
   Due to custodian ......................................              0              0              0        4,284,724
   Payable for investment purchased ......................              0              0              0      486,196,534
   Unrealized loss on credit default swap transactions ...              0              0              0          144,395
   Payable upon receipt of securities loaned .............      6,121,863      3,776,672      2,735,883      186,581,365
   Payable to investment advisor and affiliates ..........         50,560        133,298        100,541          709,332
   Accrued Expenses and other liabilities ................         32,743         18,175         63,042          612,383
                                                             ------------   ------------   ------------   --------------
Total liabilties .........................................      6,205,166      3,928,145      2,899,466      764,752,434
                                                             ------------   ------------   ------------   --------------
TOTAL NET ASSETS .........................................   $149,803,364   $440,729,683   $312,156,139   $2,597,949,100
                                                             ============   ============   ============   ==============
Investment at cost .......................................   $146,179,284   $461,865,907   $330,905,416   $2,953,238,368
                                                             ------------   ------------   ------------   --------------
Securities on loan, at value .............................   $  4,841,526   $  3,160,229   $  2,059,293   $  176,355,024
                                                             ============   ============   ============   ==============
Proceeds received on TBA sale commitments short sales ....   $          0   $          0   $          0   $   85,491,594
                                                             ============   ============   ============   ==============
Net unrealized appreciation of futures ...................   $          0   $    278,026   $          0   $            0
                                                             ============   ============   ============   ==============

The accompanying notes are an integral part of these financial statements.

                  118 Wells Fargo Advantage Master Portfolios


Statements of Operations--For the Six Months Ended November 30, 2009 (Unaudited)

                                                                  Inflation-     Managed                        Total
                                                                  Protected       Fixed         Stable         Return
                                                                     Bond        Income         Income          Bond
                                                                  Portfolio     Portfolio      Portfolio      Portfolio
                                                                 -----------   -----------   ------------   ------------
INVESTMENT INCOME
   Interest ..................................................   $ 3,650,244   $11,196,500   $  4,309,830   $ 55,114,823
   Income from affiliated securities .........................         2,221        59,173         73,541        192,316
   Securities lending income .................................        25,750        28,379          1,686        381,055
                                                                 -----------   -----------   ------------   ------------
Total investment income ......................................     3,678,215    11,284,052      4,385,057     55,688,194
                                                                 -----------   -----------   ------------   ------------
EXPENSES
   Advisory fees .............................................       303,150       992,031        735,266      4,152,967
   Custody fees ..............................................        14,073        46,358         34,380        205,739
   Professional fees .........................................        17,430        22,785         20,472         21,093
   Shareholder reports .......................................           449           884            766            972
   Trustees' fees ............................................         5,289         5,289          5,289          5,289
   Other fees and expenses ...................................         1,192         4,892          4,509         14,544
                                                                 -----------   -----------   ------------   ------------
Total expenses ...............................................       341,583     1,072,238        800,682      4,400,604
                                                                 -----------   -----------   ------------   ------------
LESS:
   Waived fees ...............................................       (11,176)     (133,303)       (75,615)      (746,426)
   Net expenses ..............................................       330,406       938,935        725,067      3,654,178
                                                                 -----------   -----------   ------------   ------------
Net investment income ........................................     3,347,809    10,345,117      3,659,990     52,034,016
                                                                 -----------   -----------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities ................................................       719,636      (471,907)    (9,927,073)    47,119,901
   Investments of collateral received for securities loaned ..      (947,942)   (1,323,247)      (894,978)    (6,848,645)
   Futures transactions ......................................       (24,038)      437,518              0              0
                                                                 -----------   -----------   ------------   ------------
Net realized gain (loss) from investments ....................      (252,344)   (1,357,636)   (10,822,051)    40,271,256
                                                                 -----------   -----------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ................................................     7,019,139    36,884,393     24,785,025     72,916,380
   Collateral received for securities loaned .................     1,299,799     1,494,558      1,059,068      9,054,701
   Futures transactions ......................................         8,300       334,081              0              0
   Swap agreements ...........................................             0             0              0          3,982
   Short sale transactions ...................................             0             0              0       (445,095)
                                                                 -----------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) of
   investments ...............................................     8,327,238    38,713,032     25,844,093     81,529,968
                                                                 -----------   -----------   ------------   ------------
Net realized and unrealized gain on investments ..............     8,074,894    37,355,396     15,022,042    121,801,224
                                                                 -----------   -----------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $11,422,703   $47,700,513   $ 18,682,032   $173,835,240
                                                                 ===========   ===========   ============   ============

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  120 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                           INFLATION-PROTECTED
                                                                             BOND PORTFOLIO
                                                                     --------------------------------
                                                                          For the
                                                                      Six Months Ended     For the
                                                                     November 30, 2009   Year Ended
                                                                        (Unaudited)      May 31, 2009
                                                                     -----------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................      $145,129,236     $167,675,358
OPERATIONS
   Net investment income .........................................         3,347,809        2,490,876
   Net realized gain (loss) on investments .......................          (252,344)      (1,697,743)
   Net change in unrealized appreciation (depreciation) of
      investments ................................................         8,327,238       (3,460,694)
                                                                        ------------     ------------
Net increase (decrease) in net assets resulting from operations ..        11,422,703       (2,667,561)
                                                                        ------------     ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .................................................        28,501,180       84,069,763
   Withdrawals ...................................................       (35,249,755)    (103,948,324)
                                                                        ------------     ------------
Net increase (decrease) from transactions in investors' beneficial
   interests .....................................................        (6,748,575)     (19,878,561)
                                                                        ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ............................         4,674,128      (22,546,122)
                                                                        ------------     ------------
ENDING NET ASSETS ................................................      $149,803,364     $145,129,236
                                                                        ============     ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 121


Statements of Changes in Net Assets

  MANAGED FIXED INCOME PORTFOLIO          STABLE INCOME PORTFOLIO           TOTAL RETURN BOND PORTFOLIO
---------------------------------   ---------------------------------   ----------------------------------
     For the                             For the                             For the
 Six Months Ended      For the       Six Months Ended       For the      Six Months Ended       For the
November 30, 2009    Year Ended     November 30, 2009     Year Ended    November 30, 2009     Year Ended
   (Unaudited)      May 31, 2009       (Unaudited)       May 31, 2009      (Unaudited)       May 31, 2009
-----------------   -------------   -----------------   -------------   -----------------   --------------

  $ 493,483,921     $ 774,310,509     $ 374,557,430     $ 511,549,484     $1,961,888,535    $1,816,941,206
     10,345,117        29,733,980         3,659,990        16,223,725         52,034,016        83,821,020
     (1,357,636)       (7,235,567)      (10,822,051)           22,767         40,271,256        (5,288,852)

     38,713,032       (37,824,215)       25,844,093       (30,740,368)        81,529,968        28,319,322
  -------------     -------------     -------------     -------------     --------------    --------------
     47,700,513       (15,325,802)       18,682,032       (14,493,876)       173,835,240       106,851,490
  -------------     -------------     -------------     -------------     --------------    --------------


    106,067,287       287,118,178        32,684,825        65,645,782        612,132,515       624,285,153
   (206,522,038)     (552,618,964)     (113,768,148)     (188,143,960)      (149,907,190)     (586,189,314)
  -------------     -------------     -------------     -------------     --------------    --------------

   (100,454,751)     (265,500,786)      (81,083,323)     (122,498,178)       462,225,325        38,095,839
  -------------     -------------     -------------     -------------     --------------    --------------
    (52,754,238)     (280,826,588)      (62,401,291)     (136,992,054)       636,060,565       144,947,329
  -------------     -------------     -------------     -------------     --------------    --------------
  $ 440,729,683     $ 493,483,921     $ 312,156,139     $ 374,557,430     $2,597,949,100    $1,961,888,535
  =============     =============     =============     =============     ==============    ==============

                  122 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                              Ratio to Average
                                                          Net Assets (Annualized)
                                                   -----------------------------------
                                                        Net                                          Portfolio
                                                     Investment      Gross       Net       Total     Turnover
                                                   Income (Loss)   Expenses   Expenses   Return(1)    Rate(3)
                                                   -------------   --------   --------   ---------   --------
INFLATION-PROTECTED BOND PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited) ..        4.42%        0.45%      0.44%      7.35%        12%
June 1, 2008 to May 31, 2009 ...................        1.70%        0.45%      0.37%     (1.33)%       53%
June 1, 2007 to May 31, 2008 ...................        5.78%        0.48%      0.40%     12.78%        40%
June 1, 2006 to May 31, 2007 ...................        4.39%        0.49%      0.34%      4.31%        37%
July 25, 2005(2) to May 31, 2006 ...............        4.29%        0.52%      0.52%     (1.77)%       47%
MANAGED FIXED INCOME PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited) ..        4.16%        0.43%      0.38%      9.76%        42%
June 1, 2008 to May 31, 2009 ...................        5.09%        0.43%      0.34%     (1.72)%      132%
June 1, 2007 to May 31, 2008 ...................        5.23%        0.46%      0.30%      4.24%        32%
June 1, 2006 to May 31, 2007 ...................        5.23%        0.45%      0.27%      6.72%        30%
June 1, 2005 to May 31, 2006 ...................        5.02%        0.45%      0.19%      0.12%        25%
June 1, 2004 to May 31, 2005 ...................        4.70%        0.49%      0.35%      7.02%        53%
STABLE INCOME PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited) ..        1.99%        0.44%      0.39%      4.94%         5%
June 1, 2008 to May 31, 2009 ...................        3.74%        0.43%      0.42%     (2.73)%        7%
June 1, 2007 to May 31, 2008 ...................        4.67%        0.47%      0.33%      0.78%        22%
June 1, 2006 to May 31, 2007 ...................        4.67%        0.47%      0.37%      5.30%        21%
June 1, 2005 to May 31, 2006 ...................        4.29%        0.47%      0.44%      2.91%        23%
June 1, 2004 to May 31, 2005 ...................        2.06%        0.48%      0.36%      2.47%        43%
TOTAL RETURN BOND PORTFOLIO
June 1, 2009 to November 30, 2009 (Unaudited) ..        4.64%        0.39%      0.33%      8.12%       292%
June 1, 2008 to May 31, 2009 ...................        4.92%        0.40%      0.39%      6.58%       633%
June 1, 2007 to May 31, 2008 ...................        5.05%        0.42%      0.40%      6.72%       572%
June 1, 2006 to May 31, 2007 ...................        5.02%        0.42%      0.39%      6.76%       665%
July 25, 2005(3) to May 31, 2006 ...............        4.44%        0.43%      0.43%     (0.16)%      704%

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of operations.

(3.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 123


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Portfolio ("Inflation-Protected Bond Portfolio"), Wells Fargo Advantage Managed Fixed Income Portfolio ("Managed Fixed Income Portfolio"), Wells Fargo Advantage Stable Income Portfolio ("Stable Income Portfolio") and Wells Fargo Advantage Total Return Bond Portfolio ("Total Return Bond Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 29, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

                  124 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended November 30, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2009, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With

                   Wells Fargo Advantage Master Portfolios 125


Notes to Financial Statements

futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

INFLATION-INDEXED BONDS AND TIPS

Certain Funds may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

CREDIT DEFAULT SWAPS

Certain Funds may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/ moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

                  126 Wells Fargo Advantage Master Portfolios


Notes to Financial Statements

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                     Defaulted /Impaired
PORTFOLIO                               SIVs ($Value)      % of Net Assets
---------                            -------------------   ---------------
INFLATION-PROTECTED BOND PORTFOLIO         $1,477,067            0.99
MANAGED FIXED INCOME PORTFOLIO                719,150            0.16
STABLE INCOME PORTFOLIO                       688,836            0.22
TOTAL RETURN BOND PORTFOLIO                 9,260,816            0.36

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds'lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted

                  Wells Fargo Advantage Master Portfolios 127


Notes to Financial Statements

or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds'ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements in investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                                                      Significant
                                                                Significant Other     Unobservable
                                               Quoted Price     Observable Inputs       Inputs       Total Fair Value
INVESTMENTS IN SECURITIES                        (Level 1)          (Level 2)          (Level 3)     as of 11/30/2009
-------------------------                    ----------------   -----------------   --------------   ----------------
INFLATION-PROTECTED BOND PORTFOLIO
   Corporate debt securities                   $          0       $    2,592,636    $    1,477,067    $    4,069,703
   Debt securities issued by states in
      the U.S. and its political
      subdivisions                                        0              593,103                 0           593,103
   Debt securities issued by U.S.
   Treasury and
   U.S. government agencies                     148,307,152                    0                 0       148,307,152
   Short-term investments                           891,784              709,602                 0         1,601,386
                                               $149,198,936       $    3,895,341    $    1,477,067    $  154,571,344

                   128 Wells Fargo Advantage Master Portfolios

                                                   Notes to Financial Statements



                                                                                      Significant
                                                                Significant Other    Unobservable
                                               Quoted Price     Observable Inputs       Inputs    Total Fair Value
INVESTMENTS IN SECURITIES                        (Level 1)          (Level 2)          (Level 3)     as of 11/30/2009
-------------------------                    ----------------   -----------------   --------------   ----------------
MANAGED FIXED INCOME PORTFOLIO
   Asset-backed securities                     $          0       $   30,978,790    $    4,163,710    $   35,142,500
   Collateralized mortgage obligations                    0           84,004,953         5,322,167        89,327,120
   Corporate debt securities                              0          143,388,337           719,150       144,107,487
   Debt securities issued by foreign
      governments                                         0            3,326,916                 0         3,326,916
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0           52,308,515         3,915,821        56,224,336
   Debt securities issued by U.S. Treasury
      and U.S. government agencies               23,787,208           48,839,267        17,827,598        90,454,073
   Short-term investments                        20,062,611              463,494                 0        20,526,105
                                               $ 43,849,819       $  363,310,272    $   31,948,446    $  439,108,537
STABLE INCOME PORTFOLIO
   Asset backed securities                     $          0       $   52,427,652    $   11,688,775    $   64,116,427
   Collateralized mortgage obligations                    0           78,122,862         1,979,699        80,102,561
   Corporate debt securities                              0           41,975,388           688,836        42,664,224
   Debt securities issued by foreign
      governments                                         0            3,341,010                 0         3,341,010
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0           15,452,530                 0        15,452,530
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                        0           77,064,293                 0        77,064,293
   Short-term investments                        18,211,574              313,275                 0        18,524,849
                                               $ 18,211,574       $  268,697,010    $   14,357,310    $  301,265,894
TOTAL RETURN BOND PORTFOLIO
   Asset backed securities                     $          0       $  182,532,596    $    2,105,023    $  184,637,619
   Collateralized mortgage obligations                    0          581,598,294        14,470,857       596,069,151
   Corporate debt securities                              0          660,354,074         9,260,816       669,614,890
   Debt securities issued by foreign
      governments                                         0          111,409,072                 0       111,409,072
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0           31,968,463                 0        31,968,463
   Debt securities issued by U.S. Treasury
      and U.S. government agencies              309,107,357          902,910,169         6,975,841     1,218,993,367
   Short-term investments                       210,803,919           26,416,729                 0       237,220,648
                                               $519,911,276       $2,497,189,397    $   32,812,537    $3,049,913,210

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments. The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds' investments in securities:

                                                                              Total
                                                                           Unrealized
                                                                          Appreciation/
                                     (Level 1)   (Level 2)   (Level 3)   (Depreciation)
                                     ---------   ---------   ---------   --------------
INFLATION-PROTECTED BOND PORTFOLIO    $      0   $       0      $0         $       0
MANAGED FIXED INCOME PORTFOLIO         278,026           0       0           278,026
STABLE INCOME PORTFOLIO                      0           0       0                 0
TOTAL RETURN BOND PORTFOLIO                  0   (664,444)       0          (664,444)

* Other financial instrument includes futures, sale commitments & credit default swaps.

                   Wells Fargo Advantage Master Portfolios 129


Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                          Inflation-     Managed
                                           Protected      Fixed         Stable        Total
                                             Bond         Income        Income     Return Bond
                                           Portfolio    Portfolio     Portfolio     Portfolio
                                          ----------   -----------   -----------   -----------
ASSET-BACKED SECURITIES
   Balance as of 05/31/2009               $        0   $ 4,045,090   $16,236,619   $         0
      Accrued discounts (premiums)                 0             0             0             0
      Realized gain (loss)                         0             0             0             0
      Change in unrealized appreciation
         (depreciation)                            0       118,620    (4,547,844)            0
      Net purchases (sales)                        0             0             0     2,105,023
      Net transfer in (out) of Level 3             0             0             0             0
   Balance as of 11/30/2009               $        0   $ 4,163,710   $11,688,775   $ 2,105,023
COLLATERALIZED MORTGAGE OBLIGATIONS
   Balance as of 05/31/2009               $        0   $   687,039   $   658,055   $ 3,327,710
      Accrued discounts (premiums)                 0             0             0             0
      Realized gain (loss)                         0             0             0             0
      Change in unrealized appreciation
        (depreciation)                             0      (348,846)        6,156       448,680
      Net purchases (sales)                        0             0             0    10,694,467
      Net transfer in (out) of Level 3             0     4,983,974     1,315,488             0
   Balance as of 11/30/2009               $        0   $ 5,322,167   $ 1,979,699   $14,470,857
CORPORATE DEBT SECURITIES:
   Balance as of 05/31/2009               $1,296,489   $ 2,734,268      $604,622   $ 8,128,651
      Accrued discounts (premiums)                 0             0             0             0
      Realized gain (loss)                  (947,942)   (1,323,247)     (894,978)   (6,848,645)
      Change in unrealized appreciation
         (depreciation)                    1,299,799     1,494,558     1,059,068     9,054,701
      Net purchases (sales)                 (171,279)      (83,392)      (79,876)   (1,073,891)
      Net transfer in (out) of Level 3             0    (2,103,037)            0             0
   Balance as of 11/30/2009               $1,477,067   $   719,150   $   688,836   $ 9,260,816
DEBT SECURITIES ISSUED BY STATES IN THE
   U.S. AND ITS POLITICAL SUBDIVISIONS
   Balance as of 05/31/2009               $        0   $ 6,200,925   $ 1,924,153   $         0
      Accrued discounts (premiums)                 0             0             0             0
      Realized gain (loss)                         0             0             0             0
      Change in unrealized appreciation
         (depreciation)                            0    (2,285,104)            0             0
      Net purchases (sales)                        0             0             0             0
      Net transfer in (out) of Level 3             0             0    (1,924,153)            0
   Balance as of 11/30/2009               $        0   $ 3,915,821   $         0   $         0

                                          Inflation-     Managed
                                           Protected      Fixed         Stable        Total
                                             Bond         Income        Income     Return Bond
                                           Portfolio    Portfolio     Portfolio     Portfolio
                                          ----------   -----------   -----------   -----------
DEBT SECURITIES ISSUED BY U.S. TREASURY
   AND U.S. GOVERNMENT AGENCIES
Balance as of 05/31/2009                  $        0   $ 3,087,300   $         0   $12,824,684
   Accrued discounts (premiums)                    0             0             0             0
   Realized gain (loss)                            0             0             0             0
   Change in unrealized appreciation
      (depreciation)                               0             0             0             0

                  130 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                          Inflation-     Managed
                                           Protected      Fixed         Stable        Total
                                             Bond         Income        Income     Return Bond
                                           Portfolio    Portfolio     Portfolio     Portfolio
                                          ----------   -----------   -----------   -----------
      Net purchases (sales)                        0    14,740,298             0             0
      Net transfer in (out) of Level 3             0             0             0    (5,848,843)
   Balance as of 11/30/2009               $        0   $17,827,598   $         0   $ 6,975,841
BALANCE AS OF 11/30/2009                  $1,477,067   $31,948,446   $14,357,310   $32,812,537
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period Asset backed
   securities                             $        0   $   118,620   $(4,547,844)  $         0
Collateralized mortgage obligations                0      (348,846)        6,156       448,680
Corporate debt securitites                    61,482        29,934        28,673       385,478
Debt securities issued by states in the
   U.S. and its political subdivisions             0    (2,285,104)            0             0
Debt securities issued by U.S. Treasury
   and U.S. government agencies                    0             0             0             0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates for each Fund:

                       Advisory Fees
   Average Daily       (% of Average
    Net Assets       Daily Net Assets)
------------------   -----------------
First $500 million         0.400
Next $500 million          0.375
   Next $2 billion         0.350
   Next $2 billion         0.325
   Over $5 billion         0.300

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Inflation-Protected Bond Portfolio and Total Return Bond Portfolio.

Galliard Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Managed Fixed Income Portfolio and Stable Income Portfolio.

Funds Management has contractually waived advisory fees during the six months ended November 30, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based

                   Wells Fargo Advantage Master Portfolios 131


Notes to Financial Statements

fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

Prior to November 14, 2009, WFB was responsible for providing custody services to the Funds and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to November 14, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months period ended November 30, 2009, were as follows:

                                        Purchases
                                         at Cost      Sales Proceeds
                                     --------------   --------------
INFLATION-PROTECTED BOND PORTFOLIO   $   18,614,134   $   22,804,366
MANAGED FIXED INCOME PORTFOLIO          180,256,308      262,074,417
STABLE INCOME PORTFOLIO                  16,760,979       33,939,208
TOTAL RETURN BOND PORTFOLIO           7,311,273,927    6,684,510,657

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2009, the Fund entered into futures contracts for hedging and speculative purposes.

At November 30, 2009, the following Funds had long futures contracts outstanding as follows:

                                                                                                      Net
                                                                     Initial       Value at       Unrealized
                                                                     Contract    November 30,    Appreciation/
                       Expiration   Contracts         Type            Value          2009       (Depreciation)
                       ----------   ---------   ----------------   -----------   ------------   --------------
MANAGED FIXED INCOME
   PORTFOLIO            Mar 2010       112      US Treasury Bond   $13,466,474   $13,744,500       $278,026

Managed Fixed Income Portfolio had an average contract amount of $18,350,947 in futures contracts during the six months ended November 30, 2009.

Total Return Bond Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund's total return. At November 30, 2009, Total Return Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations - Buy protection

                                                        Rating of               Fixed  Frequency              Upfront
                                                        Reference             Payments    of                  Premium
                                                           Debt     Notional   Made by  Payments   Market      Paid/    Unrealized
Expiration   Counterparty    Reference Debt Obligation Obligation*   Amount   the Fund    Made      Value   (Received) Gain/(Loss)
---------- ---------------- -------------------------- ----------- ---------- -------- --------- ---------- ---------- -----------
3/20/2014  JPMorgan Chase   Century Tel, Incorporated,
                                6.00%, 04/01/2017**        Baa3    $5,000,000   1.13%  Quarterly $4,948,671 $        0  $(51,329)
3/20/2014  Bank of America  McDonald's Corporation,
                               4.125%, 06/01/2013**          A3     2,500,000   0.60%  Quarterly  2,481,436          0   (18,564)
3/20/2014  Barclays Capital Yum! Brands Incorporated,
                                6.25%, 03/15/2018**        Baa3     2,500,000   1.08%  Quarterly  2,471,472          0   (28,528)
9/20/2014  Barclays Capital Century Tel, Incorporated,
                                6.25%, 04/01/2017**        Baa3     5,000,000   1.00%  Quarterly  5,024,860      7,958    16,902
12/20/2014 JPMorgan Chase   Weatherford International,
                                 4.95%, 10/15/2013         Baa1     5,000,000   1.00%  Quarterly  5,049,000     48,999         1


                  132 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Credit default swaps on debt obligations - Sell protection

                                                                              Fixed
                                                       Rating of            Payments Frequency              Upfront
                                                       Reference            Received     of                 Premium
                                                         Debt     Notional     by     Payments   Market      Paid/    Unrealized
Expiration   Counterparty   Reference Debt Obligation Obligation   Amount   the Fund  Received    Value   (Received) Gain/(Loss)
---------- ---------------- ------------------------- ---------- ---------- -------- --------- ---------- ---------- -----------
3/20/2014  Bank of America  Verizon Corporation,
                            7.375%, 11/15/2013**           A2    $5,000,000   1.25%  Quarterly $5,113,738 $       0   $113,738
3/20/2014  Barclays Capital Wal-Mart Stores
                            Incorporated,
                            5.875%, 04/05/2027**          Aa2     5,000,000   0.98%  Quarterly  5,081,417         0     81,417
9/20/2014  Barclays Capital Embarq Corporation,
                            7.082%, 06/01/2016**         Baa3     5,000,000   1.00%  Quarterly  4,962,708     8,679    (45,971)
12/20/2014 Barclays Capital Kinder Morgan
                            Energy Partners,
                            5.00%, 12/15/2013            Baa2     5,000,000   1.00%  Quarterly  4,889,509  (110,488)        (3)

* Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

**   The Fund entered into the swap contract to gain and hedge credit exposures.

The total notional amount of credit default swaps in the tables above is representative of the average volume of derivative activity during the six months ended November 30, 2009.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
   CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
               INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
=================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Master Trust


                                                     By:  /s/ Karla M. Rabusch



                                                          Karla M. Rabusch
                                                          President

                                                     Date: January 28, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                     By:  /s/ Karla M. Rabusch


                                                          Karla M. Rabusch
                                                          President

                                                          Date: January 28, 2010


                                                     By:  /s/ Kasey L. Phillips


                                                          Kasey L. Phillips
                                                          Treasurer


                                                          Date: January 28, 2010